This is filed pursuant to Rule 497(c).
File Nos. 033-7812 and 811-04791.

Alliance
Municipal
Income
Portfolios


The Alliance Municipal Income Portfolios seek to provide the highest level of income exempt from federal and state tax that is available without assuming undue risk.



Prospectus and Application


February 1, 2000

      o     National Portfolio
      o     Insured National Portfolio
      o     California Portfolio
      o     Insured California Portfolio
      o     Arizona Portfolio
      o     Florida Portfolio
      o     Massachusetts Portfolio
      o     Michigan Portfolio
      o     Minnesota Portfolio
      o     New Jersey Portfolio
      o     New York Portfolio
      o     Ohio Portfolio
      o     Pennsylvania Portfolio
      o     Virginia Portfolio


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                     AllianceCapital [LOGO] (R)

Investment Products Offered

---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

                                TABLE OF CONTENTS

                                                                          Page

RISK/RETURN SUMMARY.......................................................  3
Investment Objectives and Principal Policies and Risks....................  4
Performance and Bar Chart Information.....................................  5

FEES AND EXPENSES OF THE PORTFOLIOS....................................... 19

GLOSSARY.................................................................. 22

DESCRIPTION OF THE PORTFOLIOS............................................. 22
Investment Objectives..................................................... 22
Principal Policies........................................................ 23
Principal Risks........................................................... 24
Description of Additional Investment Practices............................ 25
Additional Risk Considerations............................................ 29

MANAGEMENT OF THE PORTFOLIOS.............................................. 30

PURCHASE AND SALE OF SHARES............................................... 31
How The Portfolios Value Their Shares..................................... 31
How to Buy Shares......................................................... 31
How to Exchange Shares.................................................... 31
How To Sell Shares........................................................ 31

DIVIDENDS, DISTRIBUTIONS AND TAXES........................................ 32

DISTRIBUTION ARRANGEMENTS................................................. 33

GENERAL INFORMATION....................................................... 35

FINANCIAL HIGHLIGHTS...................................................... 35


The Portfolios' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Municipal Income Portfolios. You will find additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, after this Summary.


The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies, principal risks and fees. The Summary includes a short discussion of some of the principal risks of investing in each that Portfolio.


More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS

Objectives: The investment objective of each Portfolio, other than the Insured California Portfolio, is to earn the highest level of current income, exempt from federal and state taxation to the extent described in this prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high yielding, predominatly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of current income, exempt from Federal income tax and California personal property tax, as is consistent with preservation of capital.

Principal Policies: Each Portfolio invests principally in municipal securities paying interest that is exempt from federal income taxes, although these securities may pay interest that is subject to the federal Alternative
Minumum tax ("AMT") for certain taxpayers. Each Portfolio, except for the Insured National and Insured California Portfolios, may invest without limit in municipal securities paying interest subject to AMT ("AMT-Subject bonds"). The Insured National Portfolio and the Insured California Portfolio invest principally in municipal securities paying interest that is wholly exempt from federal income taxes, including the AMT ("AMT-Exempt bonds").

Each Portfolio invests principally in high-yielding, predominantly medium quality municipal securities with an average dollar weighted maturity of between 10 and 30 years. The Portfolios invest at least 65% of their total assets in income producing securities and at least 75% of their total assets in municipal securities rated BBB or Baa or above (or, if unrated, determined by Alliance to be of comparable quality). The Insured National Portfolio and Insured California Portfolio normally invest at least 65% of their total assets in insured securities. The Insured National Portfolio and National Portfolio may invest 25% or more of their total assets in municipal securities whose issuers are located in the same state.

The Portfolios that invest in a named state, or the State Portfolios, invest at least 65% of their total assets in the municipal securities of the particular state. These investments generally pay interest that is exempt from state income tax, or, in the case of the Florida Portfolio, the Florida intangible tax. A State Portfolio may invest in the municipal securities issued by governmental entities that are not issued by the named state (for example, U.S. territories) if the securities pay interest exempt from federal income tax and from income tax in the named state, or in the case of the Florida Portfolio, the Florida intangibles tax.

The Portfolios also may invest in:

o Zero coupon municipal securities, and in variable, floating and inverse floating rate municipal securities; and

o  Derivates, such as options, futures, forwards, and swaps.

Principal Risks: The principal risks of investing in the Portfolios are:

o Interest rate risk: This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in municipal securities. Debt securities with longer maturities tend to have greater price and yield volatility.

o Credit risk: This is the risk that the issuer or guarantor of a municipal security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations.

o Municipal market risk: This is the risk that special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investments in municipal securities. Because the Portfolios, except for the National Portfolio and Insured National Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political, or regulatory occurrences.

o Non-Diversification risk: The State Portfolios are not diversified and can invest more of their assets in a relatively small number of issuers with a greater concentration of risk. Factors affecting these issuers can have a more significant adverse effect on a Portfolio's net asset value.

O Derivatives risk: Derivatives, such as options, futures, caps, and floors, involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. Some derivatives, such as inverse floating rate instruments and reverse repurchase agreements may result in leverage, which can make the Portfolio more volatile and can compound other risks.

This prospectus has additional discussion about each portfolio's principal risks on page 24. As with all investments, you may lose money by investing in the Funds.

PERFORMANCE AND BAR CHART INFORMATION

Shown below, for each Portfolio, is a performance table showing each Portfolio's average annual total returns assuming the imposition of sales charges and a bar chart showing each Portfolio's annual return without sales charges. The table and bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

o how the Portfolio's average annual total returns for one, five and 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if the Portfolio is less than 10 years old).

A Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.



National Portfolio
-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------



                       1 Year    5 Years     10 Years
-------------------------------------------------------
Class A                -9.91%      5.98%        6.20%
-------------------------------------------------------
Class B                -9.19%      6.18%        6.16%
-------------------------------------------------------
Class C                -7.40%      6.19%        5.93%
-------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%      6.91%        6.89%
-------------------------------------------------------


Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (1/4/93) and Class C shares (5/3/93) is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their inception were 4.60% and 4.08%, respectively. Index returns for comparable periods (which date from month-end following applicable class inception date) were 5.73% and 5.37%, respectively.



BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

   [The following table was depicted as a bar chart in the printed material.]

 90      91      92      93      94      95      96      97      98      99
-------------------------------------------------------------------------------
7.39   12.43   10.43   13.32   -9.64   22.27    4.33   10.00    5.72    -5.89
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.35%, 1st quarter, 1995; and Worst Quarter was down -7.66%, 1st quarter, 1994.

Insured National Portfolio
-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                       1 Year    5 Years      10 Years
-------------------------------------------------------
Class A               -10.60%      5.81%        5.96%
-------------------------------------------------------
Class B                -9.92%      6.02%        5.92%
-------------------------------------------------------
Class C                -8.13%      6.02%        5.68%
-------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%      6.91%        6.89%
-------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (1/4/93) and Class C shares (5/3/93) is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their inception were 4.52% and 3.94%, respectively. Index returns for comparable periods (which date from month-end following applicable class inception date) were 5.73% and 5.37%, respectively.



BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

Calendar Year End

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 6.87   12.23    9.18   13.04   -9.20   22.45    4.60    9.66    5.62    -6.61


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.33%, 1st quarter, 1995; and Worst Quarter was down -7.29%, 1st quarter, 1994.

California Portfolio
-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.



PERFORMANCE TABLE
--------------------------------------------------------------------------------

                       1 Year    5 Years    10 Years
-------------------------------------------------------
Class A                -7.39%      7.15%        6.46%
-------------------------------------------------------
Class B                -6.72%      7.31%        6.41%
-------------------------------------------------------
Class C                -4.89%      7.31%        6.16%
-------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%      6.91%        6.89%
-------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (1/4/93) and Class C shares (5/3/93) is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their inception were 5.27% and 4.76%, respectively. Index returns for comparable periods (which date from month-end following applicable class inception date) were 5.73% and 5.37%, respectively.



BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 7.41   10.99   9.42    12.90  -10.10   23.95    4.36   10.89    6.35    -3.30
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.85%, 1st quarter, 1995; and Worst Quarter was down -7.24%, 1st quarter, 1994.

Insured California Portfolio
-------------------------------------------------------------------------------

The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                       1 Year    5 Years     10 Years
-------------------------------------------------------
Class A                -8.77%      6.28%        5.94%
-------------------------------------------------------
Class B                -8.09%      6.43%        5.90%
-------------------------------------------------------
Class C                -6.27%      6.43%        5.64%
-------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%      6.91%        6.89%
-------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (1/4/93) and Class C shares (5/3/93) is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their inception were 4.52% and 3.95%, respectively. Index returns for comparable periods (which date from month-end following applicable class inception date) were 5.73% and 5.37%, respectively.



BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

Calendar Year End

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 7.78   10.54    9.55   13.13  -11.03   24.16    2.57   10.03    6.12    -4.73


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.90%, 1st quarter, 1995; and Worst Quarter was down -8.75%, 1st quarter, 1994.

Arizona Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                           1 Year  5 Years  Inception
------------------------------------------------------
Class A                    -6.54%    6.59%      5.56%
------------------------------------------------------
Class B                    -5.94%    6.78%      5.64%
------------------------------------------------------
Class C                    -4.00%    6.80%      5.64%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                      -2.06%    6.91%      6.12%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/1/94 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/94.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a    18.11    5.18   10.47    7.43    -2.42
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.18%, 1st quarter, 1995; and Worst Quarter was down -2.74%, 1st quarter, 1996.

Florida Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year    5 Years   Inception
------------------------------------------------------
Class A                -7.88%      6.98%       4.22%
------------------------------------------------------
Class B                -7.22%      7.15%       4.21%
------------------------------------------------------
Class C                -5.40%      7.15%       4.15%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%      6.91%        5.18%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/25/93 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

 90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a   -11.77   24.37    4.00   10.78    6.22   -3.81
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.73%, 1st quarter, 1995; and Worst Quarter was down -10.14%, 1st quarter, 1994.

Massachusetts Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                          1 Year  5 Years  Inception
------------------------------------------------------
Class A                   -8.68%    6.91%      6.22%
------------------------------------------------------
Class B                   -7.99%    7.12%      6.29%
------------------------------------------------------
Class C                   -6.18%    7.14%      6.29%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                     -2.06%    6.91%      6.05%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 3/29/94 for Class A, Class B, and Class C shares. Since inception index returns are from 3/31/94.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98       99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a    18.63    8.00   11.82    6.79    -4.65
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 7.69%, 1st quarter, 1995; and Worst Quarter was down -2.54%, 1st quarter, 1999.

Michigan Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                          1 Year  5 Years  Inception
------------------------------------------------------
Class A                   -7.05%    7.46%      5.31%
------------------------------------------------------
Class B                   -6.33%    7.65%      5.35%
------------------------------------------------------
Class C                   -4.48%    7.65%      5.34%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                     -2.06%    6.91%      5.20%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 2/25/94 for Class A, Class B, and Class C shares. Since inception index returns are from 2/28/94.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a    24.02    4.78   11.49    6.41   -2.89
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 10.14%, 1st quarter, 1995; and Worst Quarter was down -2.93%, 1st quarter, 1996.

Minnesota Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year     5 Years  Inception
------------------------------------------------------
Class A                -7.14%       6.07%      4.02%
------------------------------------------------------
Class B                -6.52%       6.21%      3.99%
------------------------------------------------------
Class C                -6.52%       6.21%      3.94%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      5.18%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/25/93 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a    -8.78   17.81    4.70   10.05    6.56   -3.05
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 7.94%, 1st quarter, 1995; and Worst Quarter was down -8.37%, 1st quarter, 1994.

New Jersey Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year     5 Years  Inception
------------------------------------------------------
Class A                -8.61%       6.38%      4.10%
------------------------------------------------------
Class B                -7.93%       6.54%      4.09%
------------------------------------------------------
Class C                -6.11%       6.53%      4.03%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      5.18%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/25/93 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a   -10.13   21.48    4.02   10.22    7.05   -4.52
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.82%, 1st quarter, 1995; and Worst Quarter was down -8.92%, 1st quarter, 1994.

New York Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                       1 Year     5 Years   10 Years
------------------------------------------------------
Class A                -8.23%       6.56%      6.21%
------------------------------------------------------
Class B                -7.54%       6.56%      6.16%
------------------------------------------------------
Class C                -5.72%       6.56%      5.91%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      6.89%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

Performance information for periods prior to the inception of Class B shares (1/4/93) and Class C shares (5/3/93) is the performance of the Portfolio's Class A shares adjusted to reflect the higher expense ratio of Class B and Class C shares. The average annual total returns for Class B and Class C shares since their inception were 4.73% and 4.15%, respectively. Index returns for comparable periods (which date from month-end following applicable class inception date) were 5.73% and 5.37%, respectively.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 6.17   12.26   10.68   12.76  -10.13   21.22    4.25   11.20    5.89    -4.12
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 8.92%, 1st quarter, 1995; and Worst Quarter was down -7.52%, 1st quarter, 1994.

Ohio Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year     5 Years  Inception
------------------------------------------------------
Class A                -7.79%       6.50%      4.17%
------------------------------------------------------
Class B                -7.13%       6.64%      4.15%
------------------------------------------------------
Class C                -5.21%       6.66%      4.11%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      5.18%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/25/93 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a   -10.36   20.07    4.62   11.65    5.99    -3.71
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.29%, 1st quarter, 1995; and Worst Quarter was down -9.32%, 1st quarter, 1994.

Pennsylvania Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year     5 Years  Inception
------------------------------------------------------
Class A                -9.01%       6.65%      4.33%
------------------------------------------------------
Class B                -8.27%       6.82%      4.32%
------------------------------------------------------
Class C                -6.55%       6.82%      4.26%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      5.18%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 6/25/93 for Class A, Class B, and Class C shares. Since inception index returns are from 6/30/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a    -9.83   22.07    5.64   10.60    6.36   -4.97
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:


Best Quarter was up 9.78%, 1st quarter, 1995; and Worst Quarter was down -8.15%, 1st quarter, 1994.

Virginia Portfolio
--------------------------------------------------------------------------------


The table and bar chart provide an indication of the historical risk of an investment in the Portfolio.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                               Since
                       1 Year     5 Years  Inception
------------------------------------------------------
Class A                -6.58%       7.52%      6.05%
------------------------------------------------------
Class B                -5.88%       7.71%      6.14%
------------------------------------------------------
Class C                -4.12%       7.69%      6.12%
------------------------------------------------------
Lehman Brothers
Municipal Bond
Index                  -2.06%       6.91%      5.98%
------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period. Inception dates are 4/29/94 for Class A, Class B, and Class C shares. Since inception index returns are from 4/30/94.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [Graphic Omitted]

  [The following table was represented as a bar chart in the printed material.]

  90      91      92      93      94      95      96      97      98      99
--------------------------------------------------------------------------------
 n/a     n/a     n/a     n/a     n/a    20.15    7.17   11.52    7.08    -2.46
                                                               Calendar Year End


You should consider an investment in the Portfolio as a long-term investment. The Portfolio's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Portfolio's:

Best Quarter was up 9.26%, 1st quarter, 1995; and Worst Quarter was up -1.25%, 1st quarter, 1999.

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                    Class A Shares  Class B Shares  Class C Shares
                                                    --------------  --------------  --------------

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%           None            None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)            None            3.0%*           1.0**

Exchange Fee                                        None            None            None

* Class B Shares of every Portfolio automatically convert to Class A Shares after 6 years. The CDSC decreases over time. For Class B shares the CDSC DECREASES 1.00% ANNUALLY TO 0% AFTER THE 3RD YEAR.

**    For Class C shares the CDSC IS 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from portfolio assets) and EXAMPLES


The Examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other Portfolios. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



             Annual Operating Expenses                                                Examples
---------------------------------------------------    -----------------------------------------------------------------
National Portfolio        Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  490   $  439     $  139      $  238    $  138
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  722   $  612     $  512      $  522    $  522
   Other Expenses          .19%      .11%    .16%      After 5 Yrs.(c)   $  973   $  909     $  909      $  930    $  930
                          ----      ----    ----       After 10 Yrs.(c)  $1,691   $1,706(a)  $1,706(a)   $2,070    $2,070
   Total Portfolio
     Operating Expenses   1.12%     1.74%   1.79%
                          ====      ====    ====
   Waiver and/or Expense
     Reimbursement(b)     (.46)%    (.37)%  (.43)%
   Net Expenses            .66%     1.37%   1.36%
                          ====      ====    ====

Insured National
Portfolio                 Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .60%      .60%    .60%      After 1st Yr.     $  522   $  473     $  173      $  273    $  173
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  749   $  655     $  555      $  557    $  557
   Other Expenses          .20%      .19%    .20%      After 5 Yrs.(c)   $  995   $  961     $  961      $  966    $  966
                          ----      ----    ----       After 10 Yrs.(c)  $1,699   $1,750(a)  $1,750(a)   $2,108    $2,108
   Total Portfolio
     Operating Expenses   1.10%     1.79%   1.80%
                          ====      ====    ====
   Waiver and/or Expense
     Reimbursement(b)     (.11)%    (.09)%  (.10)%
   Net Expenses            .99%     1.70%   1.70%
                          ====      ====    ====

California Portfolio      Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  494   $  444     $  144      $  244    $  144
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  710   $  612     $  512      $  516    $  516
   Other Expenses          .11%      .09%    .11%      After 5 Yrs.(c)   $  944   $  904     $  904      $  913    $  913
                         -----     -----   -----       After 10 Yrs.(c)  $1,613   $1,658(a)  $1,658(a)   $2,024    $2,024
   Total Portfolio
     Operating Expenses   1.04%     1.72%   1.74%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.33)%    (.31)%  (.33)%
   Net Expenses            .71%     1.41%   1.41%
                          ====      ====    ====
------------------------------------------------------------------------------------------------------------------------



+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond its initial period.


             Annual Operating Expenses                                                Examples
---------------------------------------------------    --------------------------------------------------------------------
Insured California
Portfolio                 Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .55%      .55%    .55%      After 1st Yr.     $  528   $  479      $  179     $  278    $  178
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.      $  745   $  654      $  554     $  551    $  551
   Other Expenses          .20%      .21%    .20%      After 5 Yrs.      $  980   $  954      $  954     $  949    $  949
                         -----     -----   -----       After 10 Yrs.     $1,653   $1,714(a)   $1,714(a)  $2,062    $2,062
   Total Portfolio
     Operating Expenses   1.05%     1.76%   1.75%
                         =====     =====   =====

Arizona Portfolio         Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  501   $  451     $  151      $  251    $  151
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  789   $  711     $  611      $  613    $  613
   Other Expenses          .46%      .53%    .54%      After 5 Yrs.(c)   $1,097   $1,097     $1,097      $1,101    $1,101
                          ----      ----    ----       After 10 Yrs.(c)  $1,972   $2,062(a)  $2,062(a)   $2,449    $2,449
   Total Portfolio
     Operating Expenses   1.39%     2.16%   2.17%
                          ====      ====    ====
   Waiver and/or Expense
     Reimbursement(b)     (.61)%    (.68)%  (.69)%
   Net Expenses            .78%     1.48%   1.48%
                          ====      ====    ====

Florida Portfolio         Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  496    $  446     $  146      $  246    $  146
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  741    $  654     $  554      $  554    $  554
   Other Expenses          .25%      .28%    .28%      After 5 Yrs.(c)   $1,005    $  987     $  987      $  987    $  987
                         -----     -----   -----       After 10 Yrs.(c)  $1,758    $1,828(a)  $1,828(a)   $2,194    $2,194
   Total Portfolio
     Operating Expenses   1.18%     1.91%   1.91%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.45)%    (.48)%   (.48)%
   Net Expenses            .73%     1.43%    1.43%
                          ====      ====    ====

Massachusetts Portfolio   Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  495   $  445     $  145      $  245    $  145
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  752   $  665     $  565      $  563    $  563
   Other Expenses          .31%      .34%    .33%      After 5 Yrs.(c)   $1,029   $1,012     $1,012      $1,007    $1,007
                         -----     -----   -----       After 10 Yrs.(c)  $1,817   $1,888(a)  $1,888 (a)  $2,242    $2,242
   Total Portfolio
     Operating Expenses   1.24%     1.97%   1.96%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.52)%    (.55)%  (.54)%
   Net Expenses            .72%     1.42%   1.42%
                          ====      ====    ====

Michigan Portfolio        Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  519    $  469    $  169      $  269    $  169
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  853    $  786    $  686      $  684    $  684
   Other Expenses          .69%      .81%    .80%      After 5 Yrs.(c)   $1,209    $1,230    $1,230      $1,226    $1,226
                         -----     -----   -----       After 10 Yrs.(c)  $2,212    $2,325(a) $2,325(a)   $2,708    $2,708
   Total Portfolio
     Operating Expenses   1.62%     2.44%   2.43%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.66)%    (.78)%  (.77)%
   Net Expenses            .96%     1.66%   1.66%
                          ====      ====    ====

Minnesota Portfolio       Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  498   $  449     $  149      $  248    $  148
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  835   $  765     $  665      $  666    $  666
   Other Expenses          .70%      .80%    .81%      After 5 Yrs.(c)   $1,194   $1,208     $1,208      $1,211    $1,211
                         -----     -----   -----       After 10 Yrs.(c)  $2,205   $2,310(a)  $2,310(a)   $2,701    $2,701
   Total Portfolio
     Operating Expenses   1.63%     2.43%   2.44%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.88)%    (.97)%  (.99)%
   Net Expenses            .75%     1.46%   1.45%
                          ====      ====    ====
------------------------------------------------------------------------------------------------------------------------



+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms.
(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond its initial period.


             Annual Operating Expenses                                                Examples
---------------------------------------------------    -----------------------------------------------------------------
New Jersey Portfolio      Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  505   $  456     $  156      $  255    $  155
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  764   $  680     $  580      $  577    $  577
   Other Expenses          .32%      .36%    .35%      After 5 Yrs.(c)   $1,043   $1,030     $1,030      $1,025    $1,025
                         -----     -----   -----       After 10 Yrs.(c)  $1,836   $1,912(a)  $1,912(a)   $2,269    $2,269
   Total Portfolio
     Operating Expenses   1.25%     1.99%   1.98%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.43)%    (.46)%  (.46)%
   Net Expenses            .82%     1.53%   1.52%
                          ====      ====    ====

New York Portfolio        Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  485   $  434     $  134      $  233    $  133
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  715   $  611     $  511      $  512    $  512
   Other Expenses          .18%      .13%    .14%      After 5 Yrs.(c)   $  964   $  913     $  913      $  916    $  916
                         -----     -----   -----       After 10 Yrs.(c)  $1,676   $1,707(a)  $1,707(a)   $2,046    $2,046
   Total Portfolio
     Operating Expenses   1.11%     1.76%   1.77%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.50)%    (.44)%  (.46)%
   Net Expenses            .61%     1.32%   1.31%
                          ====      ====    ====

Ohio Portfolio            Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  498   $  449     $  149      $  248    $  148
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  768   $  677     $  577      $  576    $  576
   Other Expenses          .37%      .38%    .38%      After 5 Yrs.(c)   $1,057   $1,032     $1,032      $1,031    $1,031
                         -----     -----   -----       After 10 Yrs.(c)  $1,880   $1,941(a)  $1,941(a)   $2,293    $2,293
   Total Portfolio
     Operating Expenses   1.30%     2.01%   2.01%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.55)%    (.55)%  (.56)%
   Net Expenses            .75%     1.46%   1.45%
                          ====      ====    ====

Pennsylvania Portfolio    Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  518   $  469     $  169      $  268    $  168
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  774   $  690     $  590      $  589    $  589
   Other Expenses          .31%      .35%    .35%      After 5 Yrs.(c)   $1,050   $1,038     $1,038      $1,037    $1,037
                         -----     -----   -----       After 10 Yrs.(c)  $1,837   $1,913(a)  $1,913(a)   $2,280    $2,280
   Total Portfolio
     Operating Expenses   1.24%     1.98%   1.98%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.29)%    (.32)%  (.33)%
   Net Expenses            .95%     1.66%   1.65%
                          ====      ====    ====

Virginia Portfolio        Class A  Class B  Class C                      Class A  Class B+   Class B++  Class C+  Class C++
                          -------  -------  -------                      -------  --------   ---------  --------  ---------
   Management Fees         .63%      .63%    .63%      After 1st Yr.     $  491   $  439     $  139      $  239    $  139
   Distribution (12b-1)
     Fees                  .30%     1.00%   1.00%      After 3 Yrs.(c)   $  787   $  708     $  608      $  606    $  606
   Other Expenses          .50%      .57%    .56%      After 5 Yrs.(c)   $1,104   $1,104     $1,104      $1,110    $1,100
                         -----     -----   -----       After 10 Yrs.(c)  $2,003   $2,093(a)  $2,093(a)   $2,459    $2,459
   Total Portfolio
     Operating Expenses   1.43%     2.20%   2.19%
                         =====     =====   =====
   Waiver and/or Expense
     Reimbursement(b)     (.76)%    (.83)%  (.82)%
   Net Expenses            .67%     1.37%   1.37%
                          ====      ====    ====
------------------------------------------------------------------------------------------------------------------------



+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a)   Assumes Class B shares convert to Class A shares after 6 years.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through the Portfolio's current fiscal year and may be extended by Alliance for additional one-year terms.

(c) These examples assume that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond its initial period.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

AMT-Exempt bonds are municipal securities with interest that is not subject to the AMT.

AMT-Subject bonds are municipal securities with interest that is an item of "tax preference" and thus subject to the AMT when received by a person in a tax year during which the person is subject to the AMT. These securities are primarily private activity bonds, including revenue bonds.

Bonds are fixed, floating and variable rate debt obligations and may include zero coupon securities.

High Quality Commercial Notes are commercial notes rated MIG-2 (or VMIG-2) or higher by Moody's, SP-2 or higher by S&P, D-1 or higher by Duff & Phelps or FIN-2 or higher by Fitch.

Insured Securities are municipal securities that are insured as to the payment of principal and interest.

Lower-rated municipal securities are municipal securities rated Ba or BB or below by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Medium-quality municipal securities are municipal securities rated A or Baa by Moody's, or A or BBB by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality.

Municipal securities are debt obligations issued by (i) in the case of the National and Insured National Portfolios, states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations and (ii) in the case of each of the State Portfolios, the named state and its respective political subdivisions, agencies and instrumentalities. Municipal securities include municipal bonds, which are intended to meet longer-term capital needs and municipal notes, which are intended to fulfill short-term capital needs.


Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.


Zero coupon securities are bonds, notes and other debt securities issued without interest coupons.

COMPANIES AND RATING AGENCIES

ACA is American Capital Access Corporation.

AGI is Asset Guaranty Insurance Company.

AMBAC is AMBAC Indemnity Corporation.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

FGIC is Financial Guaranty Insurance Company.

FSA is Financial Security Assurance, Inc.

MBIA is Municipal Bond Investors Assurance Corporation.

Moody's is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

OTHER

AMT is the federal alternative minimum tax.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

1940 Act is the Investment Company Act of 1940, as amended.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


This section of the Prospectus provides a more complete description of the Portfolio's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o Additional descriptions of each Portfolio's strategies, investments and risks, as well as other strategies and investments not described below, may be found in the Portfolio's Statement of Additional Information or SAI.

o Except as noted, (i) the Portfolio's investment objectives are "fundamental" and cannot be changed without a shareholder vote and
   (ii) the Portfolio's investment policies are not fundamental and thus can be changed without a shareholder vote.


INVESTMENT OBJECTIVES

The investment objective of each Portfolio, other than the Insured California Portfolio, is to earn the highest level of current income, exempt from federal and state taxation to the extent described in this prospectus, that is available without assuming what Alliance considers to be undue risk, by investing principally in high yielding, predominatly medium quality, municipal securities. The investment objective of the Insured California Portfolio is to provide as high a level of current income, exempt from Federal income tax and California personal property tax as is consistent with preservation of capital.

PRINCIPAL POLICIES


All of the Portfolios invest at least 65% of their total assets in municipal securities and the State Portfolios invest at least 65% of their total assets in the municipal securities of the named state. These policies are fundamental and may not changed without shareholder approval. In addition, each Portfolio will invest at least 80% of its net assets in municipal securities with interest that is exempt from federal income tax. This policy is fundamental for each Portfolio except the National Portfolio, Insured National Portfolio, California Portfolio and New York Portfolio. With respect to these Portfolios, this policy is not fundamental but will not be changed without prior notice to shareholders. The average dollar weighted maturity of the securities in each Portfolio will normally range between 10 and 30 years.


National and Insured National Portfolios. The National Portfolio invests principally in a diversified portfolio of municipal securities with interest that is wholly exempt from federal income taxes except when received by a shareholder who is subject to the AMT. The Insured National Portfolio invests principally in a diversified portfolio of AMT-Exempt bonds that also are insured securities. The National and Insured National Portfolios may invest 25% or more of their total assets in municipal securities whose issuers are located in the same state.

The investment policies of the Insured National Portfolio differ from those of the National Portfolio in two respects:

o the National Portfolio is permitted to invest without limit in AMT-Subject bonds and the Insured National Portfolio invests principally in AMT-Exempt bonds; and

o as a matter of fundamental policy, the Insured National Portfolio, under normal market conditions, invests at least 65% of its total assets in insured securities.


State Portfolios. Each of the State Portfolios is non-diversified and invests principally in municipal securities with interest that is wholly exempt from federal income tax. Substantially all the interest from these securities is also exempt from state personal income tax, or in the case of Florida, the Florida intangible personal property tax. Florida currently imposes no income tax on individuals. At least 65% and normally substantially all of the total assets of each State Portfolio will be invested in municipal securities of the named state. Each State Portfolio, other than the Insured California Portfolio, may invest without limit in AMT-Subject bonds.


California and Insured California Portfolios. As a matter of fundamental policy, at least 80% of the California Portfolio's total assets normally will be invested in municipal securities.

As a matter of fundamental policy, the Insured California Portfolio normally invests at least 80% of its total assets in municipal bonds, and 80% of its total assets in AMT-Exempt bonds and at least 65% of its total assets in insured securities.

Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, Pennsylvania, and Virginia Portfolios. Each State Portfolio also may invest in municipal securities issued by governmental entities (for example, U.S. territories) outside the named state if the municipal securities generate interest exempt from federal income tax and personal income tax (or the Florida intangible personal property tax) in the named state. When Alliance believes that municipal securities of the named state that meet the Portfolio's quality standards are not available, any State Portfolio may invest up to 35% of its total assets in securities whose interest payments are only federally tax-exempt.

Municipal Securities. The two principal classifications of municipal securities are bonds and notes. Municipal bonds are intended to meet longer-term capital needs while municipal notes are intended to fulfill short-term capital needs. Municipal notes generally have original maturities not exceeding one year. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, variable rate demand obligations, and tax-exempt commercial paper.


Municipal securities are typically classified as either "general obligation" or "revenue" (or "special tax") bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Each Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Each Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

Current federal tax law distinguishes between municipal securities issued to finance certain private activities ("private activity bonds") and other municipal securities. Private activity bonds, most of which are AMT-Subject bonds and are also revenue bonds, include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, and student loan programs. Interest on AMT-Subject bonds is an item of "tax preference" and thus subject to the AMT when received by a person in a tax year during which the person is subject to that tax.

The yields of municipal securities depend on, among other factors, conditions in the municipal bond markets and fixed-income markets generally, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Normally, lower-rated municipal securities provide higher yields than those of more highly rated securities, but involve greater risks. When the spread between the yields of lower-rated obligations and those of more highly rated issues is relatively narrow, a Portfolio may invest in the latter since they will provide optimal yields with somewhat less risk.

The high tax-free yields sought by the Portfolios are generally obtainable from medium-quality municipal securities rated A or Baa by Moody's, or A or BBB by S&P, Duff & Phelps or Fitch. At least 75% of the total assets of each Portfolio will be invested in municipal securities rated at the time of purchase Baa or higher by Moody's or BBB or higher by S&P, Duff & Phelps or Fitch or, if unrated, determined by Alliance to be of equivalent quality. It is expected that no Portfolio will retain a municipal security downgraded below Caa by Moody's and CCC by S&P, Duff & Phelps and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration.

Unrated municipal securities may be purchased by a Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

As of the following Portfolios' fiscal years ended in 1999, the percentages of the Portfolios' total assets invested in securities rated in particular rating categories by S&P or, if not rated by S&P, considered by Alliance to be of equivalent quality to such ratings, and the percentage of the Portfolios' net assets invested in AMT-Subject bonds, were as follows:


                                                          AMT-
               A AND                                    SUBJECT
PORTFOLIO      ABOVE    BBB      BB        B       NR    BONDS
---------      -----    ---      --        -       --    -----

National        51%     25%       7%       0%      17%    63%
Insured
  National     100       0        0        0        0      0
Arizona         77       6        0        0       17     47
California      75       3        1        0       21     70
Insured
  California    99       0        0        0        1      0
Florida         75       9        0        0       16     67
Massachusetts   73      27        0        0        0     43
Michigan        72       4       18        0        6     27
Minnesota       70       8        0        0       22     36
New Jersey      59      15        4        0       22     73
New York        95       4        0        0        1     68
Ohio            60      15       23        0        2     75
Pennsylvania    79      20        0        0        1     44
Virginia        74      22        0        0        4     75



All Portfolios may use derivatives, such as options, futures, forwards and swaps, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Each Portfolio may invest up to 35% of its total assets in zero coupon municipal securities. Each Portfolio also may invest in municipal securities that have fixed, variable, floating, or inverse floating rates of interest. Each Portfolio normally will invest at least 65% of its total assets in income-producing securities (including zero coupon securities).


Insurance Feature of the Insured National and Insured California Portfolios. The Insured National Portfolio and Insured California Portfolio normally will invest at least 65% and 80%, respectively, of their total assets in insured securities. Based upon the expected composition of each of the Insured National Portfolio and Insured California Portfolios, Alliance estimates that the annual premiums for insurance will range from .12 of 1% to .75 of 1% of the average net assets of each Portfolio. Although the insurance feature reduces certain financial risks, the premiums for insurance, which are paid from each of the Portfolio's assets, will reduce their current yields. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional credit support. While insurance for municipal securities held by the Insured National Portfolio and Insured California Portfolio reduces credit risk by insuring that the Portfolios will receive payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates or other factors.

The Insured National Portfolio and Insured California Portfolio may obtain insurance on their municipal securities or purchase insured municipal securities covered by policies issued by any insurer having a claims-paying ability rated A or higher by Moody's, S&P, Duff & Phelps or Fitch. No more than 25% of each Portfolio's total assets may be invested in insured municipal securities covered by policies issued by insurers having a claims-paying ability rated below AA by Moody's, S&P, Duff & Phelps or Fitch. Alliance is familiar with six such insurers, MBIA, FGIC, AMBAC, FSA, AGI and ACA.
MBIA, FGIC, AMBAC, FSA have been rated AAA, with respect to their claims-paying ability, AGI has been rated AA and ACA has been rated A. Further information with respect to MBIA, FGIC, AMBAC, FSA, AGI and ACA is provided in the Portfolios' SAI.


PRINCIPAL RISKS

The value of your investment in a Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In the following section, we describe the principal risks that may affect a particular Portfolio's investments as a whole. All of the Portfolios are subject to these risks and could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks.


o Interest Rate Risk. This is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds and notes. Increases in interest rates may cause the value of a Portfolio's investments to decline.

      The Portfolios may experience increased interest rate risk to the extent they invest in:

      -- lower rated securities or comparable unrated securities;

      -- debt securities with longer maturities;

      -- debt securities paying no interest, such as zero coupon securities; or

      -- debt securities paying non-cash interest in the form of other debt securities (pay-in-kind securities).

o Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.


o Municipal Market Risk. This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolios, except for the National Portfolios, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic political, or regulatory occurrences. To the extent that the National Portfolios invest heavily in a particular state's municipal securities, the National Portfolios also will be more vulnerable to factors affecting that state. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.


o Non-Diversification Risk. Concentration of investments in a small number of securities tends to increase risks. The State Portfolios are not "diversified." This means they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on the Portfolio's net asset value.

o 	Derivatives Risk. The Portfolios use derivatives as direct investments to earn income, enhance yield, and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates, or indices. Some derivatives, such as inverse floating rate instruments and reverse repurchase agreements may result in leverage, which can make the Portfolios more volatile and can compound other risks.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Portfolio from selling out of these illiquid securities at an advantageous price. All of the Portfolios, particularly the State Portfolios, are subject to liquidity risk because the market for municipal securities is generally smaller than many other markets. In addition, liquidity risk tends to increase to the extent a Portfolio invests in debt securities whose sale may be restricted by law or by contract.

o Management Risk. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that they will produce the desired results.

Temporary Defensive Position. For temporary defensive purposes when business or financial conditions warrant, each Portfolio may invest without limit in other municipal securities that are in all other respects consistent with the Portfolio's investment policies. For temporary defensive purposes, each Portfolio also may invest without limit in high-quality municipal notes or variable rate demand obligations, or in taxable cash equivalents (limited, in the case of the Florida Portfolio, to short-term U.S. Government securities or repurchase agreements). While the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objective.


Portfolio Turnover. The portfolio turnover rate for each Portfolio is included in the Financial Highlights section. From time to time, the Portfolios may engage in active short-term trading to benefit from yield disparities among different issues of municipal securities, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. This trading will increase a Portfolio's rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by a Portfolio and its shareholders. The execution costs for municipal securities, however, are substantially less than those for equivalent dollar values of equity securities.

ADDITIONAL INVESTMENT PRACTICES

This section describes the Portfolio's investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was noted in the previous section.

Derivatives. The Portfolios may use derivatives to achieve their investment objectives. Derivatives are financial contracts whose value depend on, or is derived from, the value of an underlying asset, reference rate, or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of an investment portfolio, or to obtain exposure to otherwise inaccessible markets. Each of the Portfolios is permitted to use derivatives for one or more of these purposes, although most of the Portfolios generally use derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders.
A Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments--options, futures, forwards and swaps--from which virtually any type of derivative transaction can be created.

o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index). Likewise, when an option is exercised, the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index).

o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specified price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. Forward contracts are customized, privately-negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

o Swaps--A swap is a customized, privately-negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged.

Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." Examples of these securities are described below under "Variable, Floating and Inverse Floating Rate Instruments."

The judicious use of derivatives by highly-experienced investment managers, such as Alliance, can be quite beneficial. Derivatives, however, involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Portfolio.

o Market Risk--This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest.

o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an investment portfolio, and the ability to forecast price and interest rate movements correctly.

o Credit Risk--This is the risk that a loss may be sustained by a Portfolio as a result of the failure of the counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolios consider the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates, or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolios. The following describes specific derivatives that one or more of the Portfolios may use.

Options on Municipal and U.S. Government Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios intend to write covered put and call options and purchase put and call options on municipal securities and U.S. Government securities that are traded on U.S. exchanges. There are no specific limitations on the writing and purchasing of options by the Portfolios. In purchasing an option on securities, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, a Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

A Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, none of the Portfolios will write uncovered call or put options. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

The risk involved in writing an uncovered put option is that there could be a decrease in the market value of the underlying securities. If this occurred, a Portfolio could be obligated to purchase the underlying security at a higher price than its current market value. Conversely, the risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and a Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option, whereas the risk of loss from writing an uncovered call option is potentially unlimited.

A Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved from other hedging strategies.

The Portfolios may purchase or write privately negotiated options on securities. A Portfolio that purchases or writes privately negotiated options on securities will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such counterparties. Privately negotiated options purchased or written by a Portfolio may be illiquid, and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Futures Contracts and Options on Futures Contracts. Futures contracts that a Portfolio may buy and sell may include futures contracts on municipal securities or U.S. Government securities and contracts based on any index of municipal securities or U.S. Government securities.

Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. exchanges and will be used only for hedging purposes. A Portfolio will not enter into a futures contract or option on a futures contract if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Portfolio that may enter into interest rate swap, cap, or floor transactions expects to do so primarily for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor. A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.

There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. A Portfolio will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is then rated in the highest rating category of at least one nationally recognized rating organization.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid. Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Forward Commitments. Each Portfolio may purchase or sell municipal securities on a forward commitment basis. Forward commitments are forward contracts for the purchase or sale of securities, including purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued" trade).

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments helps a Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. No forward commitments will be made by a Portfolio if, as a result, the Portfolio's aggregate forward commitments under such transactions would be more than 20% of its total assets.

A Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolios enter into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

Variable, Floating and Inverse Floating Rate Instruments. Fixed-income securities may have fixed, variable, or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

Each Portfolio may invest in Variable Rate Demand Notes (VRDN) which are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

A Portfolio may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

Each Portfolio may invest in "inverse floaters," which are securities with two variable components that, when combined, result in a fixed interest rate.
The "auction component" typically pays an interest rate that is reset periodically through an auction process, while the "residual component" pays a current residual interest rate based on the difference between the total interest paid on the securities and the auction rate paid on the auction component. A Portfolio may purchase both auction and residual components.
When an inverse floater is in the residual mode (leveraged), the interest rate typically resets in the opposite direction from the variable or floating market rate of interest on which the floater is based. The degree of leverage inherent in inverse floaters is associated with a greater degree of volatility of market value, such that the market values of inverse floaters tend to decrease more rapidly during periods of rising interest rates, and increase more rapidly during periods of falling interest rates, than those of fixed-rate securities.

Zero Coupon Securities. Zero coupon securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.


Illiquid Securities. The Portfolios will limit their investments in illiquid securities to 15% (10% for the National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio, and Insured California Portfolio) of their net assets. Illiquid securities generally include, (i) direct placements or other securities for which there is no readily available market (e.g. when market makers do not exist or will not entertain bids or offers),
(ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days. Rule 144A securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid. Alliance will monitor the liquidity of each Portfolio's Rule 144A portfolio securities. A Portfolio that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale.


Repurchase Agreements. A Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. There is no percentage restriction on any Portfolio's ability to enter into repurchase agreements. The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York).



ADDITIONAL RISK CONSIDERATIONS

Municipal Securities. The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of a Portfolio's securities generally rise. Conversely, during periods of rising interest rates, the values of a Portfolio's securities generally decline.


In seeking to achieve a Portfolio's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Portfolio's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and unrated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Portfolio.

Investments in Lower-Rated Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P, Duff & Phelps and Fitch (commonly known as "junk bonds"), are subject to greater risk of loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification, attention to current developments and trends in interest rates, and economic and political conditions. There can, however, be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Portfolio's securities than would be the case if a Portfolio did not invest in lower-rated securities. In considering investments for a Portfolio, Alliance will attempt to identify issuers of lower-rated securities whose financial condition are adequate to meet future obligations, has improved, or is expected to improve in the future.


Leverage. When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Each Portfolio may create leverage by using reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.


Unrated Securities. Alliance also will consider investments in unrated securities for a Portfolio when Alliance believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to rated securities that are consistent with the Portfolio's objective and policies.

Non-diversified Status. Each of the State Portfolios is a "non-diversified" investment company, which means the Portfolio may invest in a relatively smaller number of issuers. Because each State Portfolio will normally invest solely or substantially in municipal securities of a particular state, it is more susceptible to local risk factors than a geographically diversified municipal securities portfolio. These risks arise from the financial condition of a particular state and its municipalities. If state or local governmental entities are unable to meet their financial obligations, the income derived by the State Portfolios, their ability to preserve or realize appreciation of their portfolio assets and their liquidity could be impaired. Each Portfolio's SAI provides specific information about the state in which a Portfolio invests.


--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND PORTFOLIO MANAGER


Each Portfolio's Adviser is Alliance Capital Management, L.P. ("Alliance"),
1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented assets of investment companies). As of December 31, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 105 separate investment portfolios, currently have more than 5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each Portfolio paid Alliance as a percentage of average daily net assets:


                                Fee as a
                              percentage of
                              average daily       Fiscal
Portfolio                      net assets*      Year Ending
---------                     --------------    -----------
National Portfolio .........      .20%            10/31/99
Insured National
  Portfolio ................      .50%            10/31/99
California Portfolio .......      .30%            10/31/99
Insured California
  Portfolio ................      .55%            10/31/99
Arizona Portfolio ..........      .14%             9/30/99
Florida Portfolio ..........      .21%             9/30/99
Massachusetts
  Portfolio ................      .12%             9/30/99
Michigan Portfolio .........      .17%             9/30/99
Minnesota Portfolio ........        0%             9/30/99
New Jersey Portfolio .......      .25%             9/30/99
New York Portfolio .........      .15%            10/31/99
Ohio Portfolio .............      .10%             9/30/99
Pennsylvania Portfolio .....      .39%             9/30/99
Virginia Portfolio .........        0%             9/30/99

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

The employees of Alliance principally responsible for each Portfolio's investment program are Mrs. Susan P. Keenan, Mr. David M. Dowden, and Mr. Terrance T. Hults. Mrs. Keenan has served in this capacity for each Portfolio since it commenced operations. Messrs. Dowden and Hults have served in this capacity for each Portfolio since 1994 and 1995, respectively. Mrs. Keenan is a Senior Vice President of Alliance Capital Management Corporation ("ACMC"), with which she has been associated since prior to 1990. Mr. Dowden is a Vice President of ACMC with which he has been associated since 1994. Mr. Hults is a Vice President of ACMC with which he has been associated since 1995. Previously he was an associate and trader in the Municipal Derivative Products department at Merrill Lynch Capital Markets.

The Portfolios' SAIs have more detailed information about Alliance and other Portfolio service providers.

--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------


HOW THE PORTFOLIOS VALUE THEIR SHARES

The Portfolios' net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, each Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolios value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolios' directors believe accurately reflect fair market value.

Your order for the purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Portfolio. Your purchase of Portfolio shares may be subject to an initial sales charge. Sales of Portfolio shares may be subject to a contingent deferred sales charge or CDSC. See the section of the Prospectus under Distribution Arrangements for details.

HOW TO BUY SHARES

You may purchase shares of any of the Portfolios through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Portfolios' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

      Minimum investment amounts are:

      o Initial:                             $ 250
      o Subsequent:                          $  50
      o Automatic Investment Program:        $  25

If you are an existing portfolio shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application or the Shareholder Options form. Call (800) 221-5672 to arrange a transfer from your bank account.

Each Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


Each Portfolio may refuse any order to purchase shares. In particular, the Portfolios reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Portfolio shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Portfolios may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Portfolio receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o Selling Shares Through Your Broker

Your financial representative must receive your sales request before 4:00 p.m., Eastern time, and submit it to the Portfolio by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your financial representative is responsible for submitting all necessary documentation to the Portfolios and may charge you for this service.

o Selling Shares Directly To A Portfolio

By Mail:

      -- Send a signed letter of instruction or stock power form, along with your certificates, to:

                             Alliance Fund Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                 1-800-221-5672

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signature. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone request must be made by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

      -- If you have selected electronic funds transfer in your Shareholder
         Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed
         $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS


The Portfolios will declare dividends on shares on each business day from the Portfolio's net investment income. Dividends on shares for Saturdays, Sundays and holidays will be declared on the previous business day. The Portfolios pay dividends on shares of each Portfolio after the close of business on the twentieth day of each month or, if such day is not a business day, the first business day after that day. At your election (which you may change at least 30 days prior to the record date for a particular dividend or distribution), dividends and distributions are paid in cash or reinvested without charge in additional shares of the same class having an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount thereof.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Portfolio without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Portfolio.

There is no fixed dividend rate and there can be no assurance that a Portfolio will pay any dividends. The amount of any dividend or distribution paid on shares of a Portfolio must necessarily depend upon the realization of income and capital gains from the Portfolio's investments.

Taxes

Distributions to shareholders out of tax-exempt interest income earned by a Portfolio are not subject to federal income tax. Under current tax law, some individuals and corporations may be subject for federal income tax purposes to the AMT on distributions to shareholders out of income from the AMT-Subject bonds in which all Portfolios (other than the Insured National Portfolio and Insured California Portfolio) principally invest. Further, under current tax law, certain corporate taxpayers may be subject to the AMT based on their "adjusted current earnings." Distributions from a Portfolio that are excluded from gross income and from AMT taxable income will be included in such corporation's "adjusted current earnings" for purposes of computation of the AMT. Distributions out of taxable interest, other investment income, and net realized short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains generally will be taxable to you as long-term capital gains. Since a Portfolio's investment income is derived from interest rather than dividends, no portion of its distributions is eligible for the dividends-received deduction available to corporations.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Portfolio is not deductible for federal income tax purposes. Further, persons who are "substantial users" (or related persons) of facilities financed by AMT-Subject bonds should consult their tax advisers before purchasing shares of a Portfolio.

If you buy shares just before a Portfolio deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a distribution, which may be taxable.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

The Portfolios anticipate that substantially all of their dividends will be exempt from regular federal income taxes. Shareholders may be subject to state and local taxes on distributions from a Portfolio, including distributions that are exempt from federal income taxes. The Portfolios will report annually to shareholders the percentage and source of interest earned by a Portfolio that is exempt from federal income tax and, except in the case of the National
Portfolio and Insured National Portfolio, relevant state and local personal income taxes and, in the case of the Florida Portfolio, the portion of the net asset value of such Portfolio that is exempt from Florida intangible personal property tax.

Each investor should consult his or her own tax adviser to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.

Arizona Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Arizona individual, corporate and fiduciary income taxes. Distributions of capital gains will be subject to Arizona income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for purposes of the Arizona income tax.

California and Insured California Portfolios. It is anticipated that substantially all of the dividends paid by these Portfolios will be exempt from California personal income tax.

Florida Portfolio. It is anticipated that Portfolio shares will be exempt from the Florida intangible personal property tax. Florida does not impose an individual income tax. Dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.

Massachusetts Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from the Massachusetts personal and fiduciary income taxes. Distributions designated as attributable to capital gains, other than gains on certain Massachusetts municipal securities, are subject to the state personal and fiduciary income taxes at capital gains tax rates. Distributions paid to corporate shareholders are subject to the Massachusetts corporate excise tax.

Michigan Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Michigan income, intangible and single business taxes and from the uniform city income tax imposed by certain Michigan cities. Distributions representing income derived from the Portfolio from sources other than Michigan municipal securities and U.S. Government securities, including capital gains distributions, are subject to Michigan income and single business taxes.

Minnesota Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Minnesota personal and fiduciary income taxes. Certain individuals may be subject to the Minnesota alternative minimum tax on distributions attributable to Portfolio income from AMT-Subject bonds. Distributions to corporate shareholders are subject to the Minnesota franchise tax.

New Jersey Portfolio. It is anticipated that substantially all of the income dividends and capital gains distributions paid by the Portfolio to individuals and fiduciaries will be exempt from the New Jersey personal income tax. Exempt interest-dividends paid to a corporate shareholder will be subject to the New Jersey corporation business (franchise) and corporation income taxes.

New York Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from New York State and New York City personal and fiduciary income taxes. Distributions of capital gains will be subject to these taxes. Interest on indebtedness incurred to buy or carry shares of the Portfolio generally will not be deductible for New York income tax purposes. Distributions paid to corporate shareholders will be included in New York entire net income for purposes of the franchise tax.

Ohio Portfolio. It is anticipated that substantially all distributions of income and capital gains paid by the Portfolio will be exempt from the Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes, and will not be includable in the net income tax base of the Ohio franchise tax. Shares of the Portfolio will be included in a corporation's tax base for purposes of computing the Ohio corporate franchise tax on a net worth basis.

Pennsylvania Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Pennsylvania personal and fiduciary income taxes, the Philadelphia School District investment net income tax and Pennsylvania corporate net income tax, and that shares of the Portfolio will be exempt from Pennsylvania county personal property taxes. Distributions of capital gains will be subject to Pennsylvania individual, fiduciary and corporate income taxes but will not be taxable for purposes of the Philadelphia School District Income tax. Portfolio shares are included for purposes of determining a corporation's capital stock value subject to the Pennsylvania capital stock/franchise tax.

Virginia Portfolio. It is anticipated that substantially all of the dividends paid by the Portfolio will be exempt from Virginia individual income, estate, trust, and corporate income taxes. Distributions attributable to capital gains and gains recognized on the sale or other disposition of shares of the Portfolio (including the redemption or exchange of shares) will be subject to Virginia income taxes. Interest on indebtedness incurred to purchase or carry shares of the Portfolio generally will not be deductible for Virginia income tax purposes.

--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS

--------------------------------------------------------------------------------


Share Classes. The Portfolios offer three classes of shares.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge, as follows:

                          Initial Sales Charge
                          --------------------
                                                Commission
                                                    to
                           as % of             Dealer/Agent
                             Net      as % of     as % of
                           Amount    Offering    Offering
Amount Purchased          Invested     Price       Price
----------------          --------   --------  ------------

Up to $100,000              4.44%      4.25%       4.00%
$100,000 up to $250,000     3.36       3.25        3.00
$250,000 up to $500,000     2.30       2.25        2.00
$500,000 up to $1,000,000   1.78       1.75        1.50


You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but you may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges in accordance with a Portfolio's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset
Value programs. Consult the Subscription Application and the SAI about these options.


CLASS B SHARES--DEFERRED SALESCHARGE ALTERNATIVE


You can purchase Class B shares at NAV without an initial sales charge. A Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 3 years of purchase. The CDSC varies depending on the number of years that you hold the shares. The CDSC amounts are:

                   Year Since Purchase       CDSC
                   -------------------       ----
                   First                       3%
                   Second                      2%
                   Third                       1%
                   Fourth                    None

If you exchange your shares for the Class B shares of another Alliance Fund, the CDSC also will apply to those Class B shares.

The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase, If you purchase shares by exchange for the Class B shares of another Alliance Fund, the conversion period runs from the date of your purchase.

CLASS C SHARES--ASSET-BASED SALESCHARGE ALTERNATIVE

You can purchase Class C shares at NAV without any initial sales charge. The Portfolio will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Portfolio.

Asset-Based Sales Charge or Rule 12b-1 Fees. Each Portfolio has adopted a plan under Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:

                                             Rule 12b-1 Fee
                                            (as a percent of
                                            aggregate average
                                            daily net assets)
                                            -----------------

                     Class A                       .30%
                     Class B                      1.00%
                     Class C                      1.00%


Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of six years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing a class of shares. The decision as to which class is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge, as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Portfolio shares acquired through an exchange, the cost of the Alliance Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Portfolios may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bi-monthly, or quarterly systematic withdrawal plan. See the Portfolio's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Portfolio, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Under unusual circumstances, a Portfolio may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Portfolio reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell, or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number,
(800) 221-5672. Some services are described in the attached Subscription Application. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual, call (800) 227-4618.


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Portfolio's independent auditors, whose reports, along with each Portfolio's financial statements, are included in the SAI, which is available upon request.


                                               Income from Investment Operations          Less Dividends and Distributions
                                         -------------------------------------------  -----------------------------------------
                                                           Net Gains
                              Net Asset                   or Losses on                Dividends   Distributions
                                Value,                     Securities     Total from   from Net    in Excess of   Distributions
                              Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
Fiscal Year or Period         of Period  Income (Loss)+   and unrealized)  Operations    Income       Income       Capital Gains
---------------------         ---------  --------------  ---------------  ----------  ----------  --------------  -------------
National Portfolio
  Class A
  Year ended 10/31/99 ......   $11.09       $0.52(a)        $(0.93)        $(0.41)     $(0.52)       $(0.04)         $(0.10)
  Year ended 10/31/98 ......    10.94        0.55(a)          0.18           0.73       (0.55)        (0.03)           0.00
  Year ended 10/31/97 ......    10.51        0.57(a)          0.44           1.01       (0.58)         0.00            0.00
  Year ended 10/31/96 ......    10.45        0.58             0.06           0.64       (0.58)         0.00            0.00
  Year ended 10/31/95 ......     9.41        0.58             1.04           1.62       (0.58)         0.00            0.00
  Class B
  Year ended 10/31/99 ......   $11.08       $0.44(a)        $(0.93)        $(0.49)     $(0.44)       $(0.05)         $(0.10)
  Year ended 10/31/98 ......    10.94        0.46(a)          0.19           0.65       (0.46)        (0.05)           0.00
  Year ended 10/31/97 ......    10.51        0.50(a)          0.44           0.94       (0.50)        (0.01)           0.00
  Year ended 10/31/96 ......    10.45        0.51             0.06           0.57       (0.51)         0.00            0.00
  Year ended 10/31/95 ......     9.41        0.51             1.04           1.55       (0.51)         0.00            0.00
  Class C
  Year ended 10/31/99 ......   $11.08       $0.45(a)        $(0.94)        $(0.49)     $(0.45)       $(0.04)         $(0.10)
  Year ended 10/31/98 ......    10.94        0.47(a)          0.18           0.65       (0.47)        (0.04)           0.00
  Year ended 10/31/97 ......    10.51        0.50(a)          0.44           0.94       (0.50)        (0.01)           0.00
  Year ended 10/31/96 ......    10.45        0.51             0.06           0.57       (0.51)         0.00            0.00
  Year ended 10/31/95 ......     9.41        0.51             1.04           1.55       (0.51)         0.00            0.00

Insured National Portfolio
  Class A
  Year ended 10/31/99 ......   $10.52       $0.43(a)        $(0.95)        $(0.52)     $(0.43)       $(0.02)         $(0.22)
  Year ended 10/31/98 ......    10.49        0.44(a)          0.28           0.72       (0.44)        (0.05)          (0.20)
  Year ended 10/31/97 ......    10.28        0.50(a)          0.37           0.87       (0.50)        (0.02)          (0.14)
  Year ended 10/31/96 ......    10.07        0.51             0.22           0.73       (0.52)         0.00            0.00
  Year ended 10/31/95 ......     8.96        0.51             1.13           1.64       (0.51)        (0.02)           0.00
  Class B
  Year ended 10/31/99 ......   $10.52       $0.36(a)        $(0.97)        $(0.61)     $(0.36)       $(0.02)         $(0.22)
  Year ended 10/31/98 ......    10.49        0.37(a)          0.28           0.65       (0.37)        (0.05)          (0.20)
  Year ended 10/31/97 ......    10.28        0.42(a)          0.38           0.80       (0.42)        (0.03)          (0.14)
  Year ended 10/31/96 ......    10.07        0.44             0.22           0.66       (0.45)         0.00            0.00
  Year ended 10/31/95 ......     8.96        0.45             1.12           1.57       (0.45)        (0.01)           0.00
  Class C
  Year ended 10/31/99 ......   $10.52       $0.36(a)        $(0.96)        $(0.60)     $(0.36)       $(0.02)         $(0.22)
  Year ended 10/31/98 ......    10.49        0.37(a)          0.28           0.65       (0.37)        (0.05)          (0.20)
  Year ended 10/31/97 ......    10.28        0.42(a)          0.38           0.80       (0.42)        (0.03)          (0.14)
  Year ended 10/31/96 ......    10.07        0.44             0.22           0.66       (0.45)         0.00            0.00
  Year ended 10/31/95 ......     8.96        0.45             1.12           1.57       (0.45)        (0.01)           0.00

California Portfolio
  Class A
  Year ended 10/31/99 ......   $11.34       $0.54(a)        $(0.73)        $(0.19)     $(0.54)       $(0.03)         $ 0.00
  Year ended 10/31/98 ......    11.04        0.56(a)          0.32           0.88       (0.56)        (0.02)           0.00
  Year ended 10/31/97 ......    10.59        0.58(a)          0.45           1.03       (0.58)         0.00            0.00
  Year ended 10/31/96 ......    10.45        0.58             0.14           0.72       (0.58)         0.00            0.00
  Year ended 10/31/95 ......     9.43        0.59             1.02           1.61       (0.59)         0.00            0.00
  Class B
  Year ended 10/31/99 ......   $11.34       $0.46(a)        $(0.73)        $(0.27)     $(0.46)       $(0.03)         $ 0.00
  Year ended 10/31/98 ......    11.04        0.48(a)          0.33           0.81       (0.48)        (0.03)           0.00
  Year ended 10/31/97 ......    10.59        0.51(a)          0.45           0.96       (0.51)         0.00            0.00
  Year ended 10/31/96 ......    10.45        0.51             0.14           0.65       (0.51)         0.00            0.00
  Year ended 10/31/95 ......     9.43        0.51             1.02           1.53       (0.51)         0.00            0.00
  Class C
  Year ended 10/31/99 ......   $11.33       $0.46(a)        $(0.72)        $(0.26)     $(0.46)       $(0.03)         $ 0.00
  Year ended 10/31/98 ......    11.04        0.48(a)          0.32           0.80       (0.48)        (0.03)           0.00
  Year ended 10/31/97 ......    10.59        0.51(a)          0.45           0.96       (0.51)         0.00            0.00
  Year ended 10/31/96 ......    10.45        0.51             0.14           0.65       (0.51)         0.00            0.00
  Year ended 10/31/95 ......     9.43        0.51             1.02           1.53       (0.51)         0.00            0.00

Insured California Portfolio
  Class A
  Year ended 10/31/99 ......   $14.25       $0.64(a)        $(1.15)        $(0.51)     $(0.63)       $ 0.00          $ 0.00
  Year ended 10/31/98 ......    13.89        0.64(a)          0.39           1.03       (0.64)        (0.03)           0.00
  Year ended 10/31/97 ......    13.39        0.69(a)          0.50           1.19       (0.68)        (0.01)           0.00
  Year ended 10/31/96 ......    13.32        0.69             0.06           0.75       (0.68)         0.00            0.00
  Year ended 10/31/95 ......    11.79        0.68             1.54           2.22       (0.68)        (0.01)           0.00
  Class B
  Year ended 10/31/99 ......   $14.25       $0.53(a)        $(1.14)        $(0.61)     $(0.53)       $ 0.00          $ 0.00
  Year ended 10/31/98 ......    13.89        0.54(a)          0.39           0.93       (0.54)        (0.03)           0.00
  Year ended 10/31/97 ......    13.39        0.59(a)          0.50           1.09       (0.59)         0.00            0.00
  Year ended 10/31/96 ......    13.32        0.60             0.05           0.65       (0.58)         0.00            0.00
  Year ended 10/31/95 ......    11.79        0.58             1.54           2.12       (0.58)        (0.01)           0.00


Please refer to the footnotes on page 44.





                              Less Distributions                                            Ratios/Supplemental Data
                              ------------------                         -------------------------------------------------------

                                    Total        Net Asset                                   Ratio of    Ratio of Net
                                  Dividends       Value,                   Net Assets,       Expenses   Income/Loss to
                                     and          End of      Total       End of Period     to Average     Average       Portfolio
Fiscal Year or Period           Distributions     Period     Return(b)   (000's omitted)    Net Assets    Net Assets   Turnover Rate
---------------------           -------------    ---------  -----------  ---------------    ----------  -------------- -------------
National Portfolio
  Class A
  Year ended 10/31/99 ......       $(0.66)        $10.02       (3.93)%      $402,922          0.66%(c)       4.86%         393%
  Year ended 10/31/98 ......        (0.58)         11.09        6.82         364,429          0.66(c)        4.98           56
  Year ended 10/31/97 ......        (0.58)         10.94        9.88         329,540          0.69(c)        5.40           72
  Year ended 10/31/96 ......        (0.58)         10.51        6.32         325,288          0.69(c)        5.55          137
  Year ended 10/31/95 ......        (0.58)         10.45       17.73         338,311          0.71(c)        5.84          118
  Class B
  Year ended 10/31/99 ......       $(0.59)        $10.00       (4.65)%      $157,090          1.37%(c)       4.12%         393%
  Year ended 10/31/98 ......        (0.51)         11.08        6.05         197,517          1.37(c)        4.28           56
  Year ended 10/31/97 ......        (0.51)         10.94        9.16         190,530          1.40(c)        4.69           72
  Year ended 10/31/96 ......        (0.51)         10.51        5.61         214,994          1.40(c)        4.85          137
  Year ended 10/31/95 ......        (0.51)         10.45       16.91         252,357          1.42(c)        5.13          118
  Class C
  Year ended 10/31/99 ......       $(0.59)        $10.00       (4.65)%      $111,740          1.36%(c)       4.15%         393%
  Year ended 10/31/98 ......        (0.51)         11.08        6.06         108,325          1.36(c)        4.28           56
  Year ended 10/31/97 ......        (0.51)         10.94        9.18          89,792          1.39(c)        4.70           72
  Year ended 10/31/96 ......        (0.51)         10.51        5.62          96,134          1.39(c)        4.85          137
  Year ended 10/31/95 ......        (0.51)         10.45       16.93         108,068          1.41(c)        5.16          118

Insured National Portfolio
  Class A
  Year ended 10/31/99 ......       $(0.67)        $ 9.33       (5.28)%      $168,572           .99%(d)       4.25%         322%
  Year ended 10/31/98 ......        (0.69)         10.52        7.15         179,003          1.00(d)        4.21           27
  Year ended 10/31/97 ......        (0.66)         10.49        8.77         170,631          1.02(d)        4.85           98
  Year ended 10/31/96 ......        (0.52)         10.28        7.43         160,425          1.02(d)        5.04          157
  Year ended 10/31/95 ......        (0.53)         10.07       18.72         165,548          1.01(d)        5.37          171
  Class B
  Year ended 10/31/99 ......       $(0.60)        $ 9.31       (6.10)%      $ 32,585          1.70%(d)       3.52%         322%
  Year ended 10/31/98 ......        (0.62)         10.52        6.48          48,751          1.71(d)        3.49           27
  Year ended 10/31/97 ......        (0.59)         10.49        8.07          45,542          1.75(d)        4.12           98
  Year ended 10/31/96 ......        (0.45)         10.28        6.74          52,156          1.73(d)        4.32          157
  Year ended 10/31/95 ......        (0.46)         10.07       17.91          58,990          1.72(d)        4.65          171
  Class C
  Year ended 10/31/99 ......       $(0.60)        $ 9.32       (6.00)%      $ 19,679          1.70%(d)       3.55%         322%
  Year ended 10/31/98 ......        (0.62)         10.52        6.48          21,992          1.70(d)        3.51           27
  Year ended 10/31/97 ......        (0.59)         10.49        8.07          19,057          1.72(d)        4.15           98
  Year ended 10/31/96 ......        (0.45)         10.28        6.74          22,763          1.72(d)        4.34          157
  Year ended 10/31/95 ......        (0.46)         10.07       17.91          22,265          1.71(d)        4.69          171

California Portfolio
  Class A
  Year ended 9/30/99 .......       $(0.57)        $10.58       (1.80)%      $684,403          0.71%(f)       4.88%          88%
  Year ended 10/31/98 ......        (0.58)         11.34        8.20         550,626          0.72(f)        4.99           22
  Year ended 10/31/97 ......        (0.58)         11.04       10.07         470,444          0.78(f)        5.43           20
  Year ended 10/31/96 ......        (0.58)         10.59        7.15         460,444          0.77(f)        5.57           49
  Year ended 10/31/95 ......        (0.59)         10.45       17.55         478,535          0.74(f)        5.90           39
  Class B
  Year ended 9/30/99 .......       $(0.49)        $10.58       (2.47)%      $224,924          1.41(f)%       4.14%          88%
  Year ended 10/31/98 ......        (0.51)         11.34        7.46         207,751          1.43(f)        4.30           22
  Year ended 10/31/97 ......        (0.51)         11.04        9.29         166,672          1.48(f)        4.72           20
  Year ended 10/31/96 ......        (0.51)         10.59        6.37         164,895          1.47(f)        4.87           49
  Year ended 10/31/95 ......        (0.51)         10.45       16.64         166,759          1.45(f)        5.19           39
  Class C
  Year ended 10/31/99 ......       $(0.49)        $10.58       (2.39)%      $159,219          1.41%(f)       4.17%          88%
  Year ended 10/31/98 ......        (0.51)         11.33        7.46         124,115          1.42(f)        4.29           22
  Year ended 10/31/97 ......        (0.51)         11.04        9.29          90,742          1.48(f)        4.73           20
  Year ended 10/31/96 ......        (0.51)         10.59        6.38          90,917          1.47(f)        4.87           49
  Year ended 10/31/95 ......        (0.51)         10.45       16.64          87,793          1.44(f)        5.22           39

Insured California Portfolio
  Class A
  Year ended 10/31/99 ......       $(0.63)        $13.11       (3.74)%      $111,535          1.05%          4.59%         100%
  Year ended 10/31/98 ......        (0.67)         14.25        7.60         113,102          1.05           4.52            0
  Year ended 10/31/97 ......        (0.69)         13.89        9.18         103,647          1.11           5.09           35
  Year ended 10/31/96 ......        (0.68)         13.39        5.79         101,542          1.08           5.19          118
  Year ended 10/31/95 ......        (0.69)         13.32       19.29         103,940          1.04(g)        5.34          103
  Class B
  Year ended 10/31/99 ......       $(0.53)        $13.11       (4.44)%      $ 21,628          1.76%          3.85%         100%
  Year ended 10/31/98 ......        (0.57)         14.25        6.84          29,957          1.76           3.82            0
  Year ended 10/31/97 ......        (0.59)         13.89        8.37          27,976          1.81           4.39           35
  Year ended 10/31/96 ......        (0.58)         13.39        4.99          26,696          1.79           4.49          118
  Year ended 10/31/95 ......        (0.59)         13.32       18.35          27,816          1.74(g)        4.61          103
--------------------------------------------------------------------------------------------------------------------------------





                                     36 & 37


                                               Income from Investment Operations          Less Dividends and Distributions
                                         -------------------------------------------  -----------------------------------------
                                                           Net Gains
                              Net Asset       Net         or Losses on                Dividends   Distributions
                                Value,     Investment      Securities     Total from   from Net    in Excess of   Distributions
                              Beginning      Income      (both realized   Investment  Investment  Net Investment      from
Fiscal Year or Period         of Period     (Loss)+      and unrealized)  Operations    Income       Income       Capital Gains
---------------------         ---------  --------------  ---------------  ----------  ----------  --------------  -------------
Insured California Portfolio (continued)
  Class C
  Year ended 10/31/99 ......   $14.25       $0.54(a)        $(1.15)        $(0.61)     $(0.53)       $ 0.00          $ 0.00
  Year ended 10/31/98 ......    13.89        0.54(a)          0.39           0.93       (0.54)        (0.03)           0.00
  Year ended 10/31/97 ......    13.39        0.59(a)          0.50           1.09       (0.59)         0.00            0.00
  Year ended 10/31/96 ......    13.32        0.60             0.05           0.65       (0.58)         0.00            0.00
  Year ended 10/31/95 ......    11.79        0.58             1.54           2.12       (0.58)        (0.01)           0.00

Arizona Portfolio
  Class A
  Year ended 9/30/99 .......   $11.03       $0.51(a)        $(0.55)        $(0.04)     $(0.51)       $(0.04)         $(0.04)
  Year ended 9/30/98 .......    10.78        0.54(a)          0.45           0.99       (0.54)        (0.02)          (0.18)
  Year ended 9/30/97 .......    10.32        0.57(a)          0.48           1.05       (0.57)         0.00           (0.02)
  Year ended 9/30/96 .......    10.29        0.55(a)          0.14           0.69       (0.55)        (0.03)          (0.08)
  Year ended 9/30/95 .......     9.77        0.56             0.53           1.09       (0.56)        (0.01)           0.00
  Class B
  Year ended 9/30/99 .......   $11.03       $0.43(a)        $(0.55)        $(0.12)     $(0.43)       $(0.05)         $(0.04)
  Year ended 9/30/98 .......    10.78        0.45(a)          0.47           0.92       (0.45)        (0.04)          (0.18)
  Year ended 9/30/97 .......    10.32        0.50(a)          0.48           0.98       (0.50)         0.00           (0.02)
  Year ended 9/30/96 .......    10.29        0.47(a)          0.14           0.61       (0.47)        (0.03)          (0.08)
  Year ended 9/30/95 .......     9.77        0.49             0.53           1.02       (0.49)        (0.01)           0.00
  Class C
  Year ended 9/30/99 .......   $11.03       $0.43(a)        $(0.55)        $(0.12)     $(0.43)       $(0.05)         $(0.04)
  Year ended 9/30/98 .......    10.78        0.45(a)          0.47           0.92       (0.45)        (0.04)          (0.18)
  Year ended 9/30/97 .......    10.32        0.50(a)          0.48           0.98       (0.50)         0.00           (0.02)
  Year ended 9/30/96 .......    10.30        0.47(a)          0.13           0.60       (0.47)        (0.03)          (0.08)
  Year ended 9/30/95 .......     9.77        0.49             0.54           1.03       (0.49)        (0.01)           0.00

Florida Portfolio
  Class A
  Year ended 9/30/99 .......   $10.48       $0.51(a)        $(0.65)        $(0.14)     $(0.51)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......    10.14        0.52(a)          0.37           0.89       (0.52)        (0.03)           0.00
  Year ended 9/30/97 .......     9.73        0.55(a)          0.41           0.96       (0.55)         0.00            0.00
  Year ended 9/30/96 .......     9.58        0.54(a)          0.16           0.70       (0.54)        (0.01)           0.00
  Year ended 9/30/95 .......     8.89        0.55             0.69           1.24       (0.55)         0.00            0.00
  Class B
  Year ended 9/30/99 .......   $10.48       $0.43(a)        $(0.64)        $(0.21)     $(0.43)       $(0.03)         $ 0.00
  Year ended 9/30/98 .......    10.14        0.46(a)          0.36           0.82       (0.46)        (0.02)           0.00
  Year ended 9/30/97 .......     9.74        0.48(a)          0.40           0.88       (0.48)         0.00            0.00
  Year ended 9/30/96 .......     9.58        0.47(a)          0.17           0.64       (0.47)        (0.01)           0.00
  Year ended 9/30/95 .......     8.89        0.47             0.70           1.17       (0.47)        (0.01)           0.00
  Class C
  Year ended 9/30/99 .......   $10.48       $0.43(a)        $(0.64)        $(0.21)     $(0.43)       $(0.03)         $ 0.00
  Year ended 9/30/98 .......    10.14        0.46(a)          0.36           0.82       (0.46)        (0.02)           0.00
  Year ended 9/30/97 .......     9.74        0.49(a)          0.39           0.88       (0.48)         0.00            0.00
  Year ended 9/30/96 .......     9.58        0.47(a)          0.17           0.64       (0.47)        (0.01)           0.00
  Year ended 9/30/95 .......     8.89        0.47             0.70           1.17       (0.47)        (0.01)           0.00

Massachusetts Portfolio
  Class A
  Year ended 9/30/99 .......   $11.39       $0.53(a)        $(0.66)        $(0.13)     $(0.53)       $(0.04)         $(0.03)
  Year ended 9/30/98 .......    11.19        0.54(a)          0.45           0.99       (0.54)        (0.06)          (0.19)
  Year ended 9/30/97 .......    10.85        0.58(a)          0.57           1.15       (0.58)        (0.03)          (0.20)
  Year ended 9/30/96 .......    10.50        0.60(a)          0.44           1.04       (0.59)        (0.02)          (0.08)
  Year ended 9/30/95 .......    10.12        0.58             0.41           0.99       (0.58)        (0.03)           0.00
  Class B
  Year ended 9/30/99 .......   $11.38       $0.45(a)        $(0.65)        $(0.20)     $(0.45)       $(0.05)         $(0.03)
  Year ended 9/30/98 .......    11.19        0.46(a)          0.45           0.91       (0.46)        (0.07)          (0.19)
  Year ended 9/30/97 .......    10.84        0.51(a)          0.58           1.09       (0.51)        (0.03)          (0.20)
  Year ended 9/30/96 .......    10.49        0.52(a)          0.45           0.97       (0.52)        (0.02)          (0.08)
  Year ended 9/30/95 .......    10.12        0.52             0.39           0.91       (0.52)        (0.02)           0.00
  Class C
  Year ended 9/30/99 .......   $11.38       $0.45(a)        $(0.65)        $(0.20)     $(0.45)       $(0.05)         $(0.03)
  Year ended 9/30/98 .......    11.19        0.47(a)          0.44           0.91       (0.47)        (0.06)          (0.19)
  Year ended 9/30/97 .......    10.84        0.51(a)          0.58           1.09       (0.51)        (0.03)          (0.20)
  Year ended 9/30/96 .......    10.49        0.52(a)          0.45           0.97       (0.52)        (0.02)          (0.08)
  Year ended 9/30/95 .......    10.12        0.52             0.39           0.91       (0.52)        (0.02)           0.00

Michigan Portfolio
  Class A
  Year ended 9/30/99 .......   $10.62       $0.46(a)        $(0.45)        $ 0.01      $(0.46)       $(0.04)         $(0.07)
  Year ended 9/30/98 .......    10.52        0.48(a)          0.44           0.92       (0.48)        (0.05)          (0.29)
  Year ended 9/30/97 .......    10.12        0.53(a)          0.55           1.08       (0.53)        (0.02)          (0.13)
  Year ended 9/30/96 .......    10.10        0.52(a)          0.22           0.74       (0.52)        (0.03)          (0.17)
  Year ended 9/30/95 .......     9.35        0.52             0.78           1.30       (0.52)        (0.03)           0.00

Please refer to the footnotes on page 44.





                                Less Distributions                                          Ratios/Supplemental Data
                                ------------------                         ---------------------------------------------------------

                                      Total        Net Asset                                 Ratio of    Ratio of Net
                                    Dividends       Value,                   Net Assets,     Expenses   Income/Loss to
                                       and          End of      Total       End of Period   to Average     Average       Portfolio
Fiscal Year or Period             Distributions     Period     Return(b)   (000's omitted)  Net Assets    Net Assets   Turnover Rate
---------------------             -------------    ---------  -----------  ---------------  ----------  -------------- -------------
California Portfolio (continued)
  Class C
  Year ended 10/31/99 ......         $(0.53)        $13.11       (4.44)%      $ 16,391        1.75%          3.89%         100%
  Year ended 10/31/98 ......          (0.57)         14.25        6.84          16,013        1.75           3.82            0
  Year ended 10/31/97 ......          (0.59)         13.89        8.37          13,436        1.81           4.39           35
  Year ended 10/31/96 ......          (0.58)         13.39        4.99          12,826        1.78           4.49          118
  Year ended 10/31/95 ......          (0.59)         13.32       18.35          14,323        1.74(g)        4.64          103

Arizona Portfolio
  Class A
  Year ended 9/30/99 .......       $(0.59)        $10.40       (0.45)%      $ 38,472          0.78%(e)       4.74%         217%
  Year ended 9/30/98 .......        (0.74)         11.03        9.54          21,185          0.78(e)        4.92           45
  Year ended 9/30/97 .......        (0.59)         10.78       10.54           9,225          0.78(e)        5.42          193
  Year ended 9/30/96 .......        (0.66)         10.32        6.84           4,409          0.78(e)        5.33          244
  Year ended 9/30/95 .......        (0.57)         10.29       11.56           2,379          0.78(e)        5.56           85
  Class B
  Year ended 9/30/99 .......       $(0.52)        $10.39       (1.19)%      $ 31,242          1.48%(e)       4.05%         217%
  Year ended 9/30/98 .......        (0.67)         11.03        8.84          13,698          1.48(e)        4.21           45
  Year ended 9/30/97 .......        (0.52)         10.78        9.80           6,531          1.48(e)        4.73          193
  Year ended 9/30/96 .......        (0.58)         10.32        6.10           5,199          1.48(e)        4.62          244
  Year ended 9/30/95 .......        (0.50)         10.29       10.78           3,166          1.48(e)        4.89           85
  Class C
  Year ended 9/30/99 .......       $(0.52)        $10.39       (1.19)%      $  9,368          1.48%(e)       4.05%         217%
  Year ended 9/30/98 .......        (0.67)         11.03        8.83           4,708          1.48(e)        4.19           45
  Year ended 9/30/97 .......        (0.52)         10.78        9.80           1,775          1.48(e)        4.70          193
  Year ended 9/30/96 .......        (0.58)         10.32        6.00             710          1.48(e)        4.61          244
  Year ended 9/30/95 .......        (0.50)         10.30       10.89             481          1.48(e)        4.90           85

Florida Portfolio
  Class A
  Year ended 9/30/99 .......         $(0.53)        $ 9.81       (1.38)%      $ 79,752        0.73%(h)       4.94%         244%
  Year ended 9/30/98 .......          (0.55)         10.48        8.97          44,440        0.73(h)        5.14           65
  Year ended 9/30/97 .......          (0.55)         10.14       10.14          17,516        0.73(h)        5.58          204
  Year ended 9/30/96 .......          (0.55)          9.73        7.45          14,297        0.73(h)        5.52          237
  Year ended 9/30/95 .......          (0.55)          9.58       14.44          11,956        0.73(h)        5.91          146
  Class B
  Year ended 9/30/99 .......         $(0.46)        $ 9.81       (2.06)%      $ 67,532        1.43%(h)       4.25%         244%
  Year ended 9/30/98 .......          (0.48)         10.48        8.22          40,740        1.43(h)        4.46           65
  Year ended 9/30/97 .......          (0.48)         10.14        9.24          24,820        1.43(h)        4.87          204
  Year ended 9/30/96 .......          (0.48)          9.74        6.78          22,235        1.43(h)        4.81          237
  Year ended 9/30/95 .......          (0.48)          9.58       13.56          20,660        1.42(h)        5.22          146
  Class C
  Year ended 9/30/99 .......         $(0.46)        $ 9.81       (2.06)%      $ 42,169        1.43%(h)       4.24%         244%
  Year ended 9/30/98 .......          (0.48)         10.48        8.22          31,524        1.43(h)        4.48           65
  Year ended 9/30/97 .......          (0.48)         10.14        9.23          25,722        1.43(h)        4.89          204
  Year ended 9/30/96 .......          (0.48)          9.74        6.78          30,121        1.43(h)        4.81          237
  Year ended 9/30/95 .......          (0.48)          9.58       13.56          30,787        1.42(h)        5.27          146

Massachusetts Portfolio
  Class A
  Year ended 9/30/99 .......         $(0.60)        $10.66       (1.24)%      $ 44,758        0.72%(i)       4.74%         303%
  Year ended 9/30/98 .......          (0.79)         11.39        9.18          23,026        0.72(i)        4.87           69
  Year ended 9/30/97 .......          (0.81)         11.19       11.14           9,461        0.72(i)        5.40          134
  Year ended 9/30/96 .......          (0.69)         10.85       10.25           3,211        0.62(i)        5.62          246
  Year ended 9/30/95 .......          (0.61)         10.50       10.19           1,337        0.60(i)        5.67          155
  Class B
  Year ended 9/30/99 .......         $(0.53)        $10.65       (1.87)%      $ 42,628        1.42%(i)       4.06%         303%
  Year ended 9/30/98 .......          (0.72)         11.38        8.40          20,400        1.42(i)        4.16           69
  Year ended 9/30/97 .......          (0.74)         11.19       10.52           7,230        1.42(i)        4.73          134
  Year ended 9/30/96 .......          (0.62)         10.84        9.52           3,683        1.32(i)        4.93          246
  Year ended 9/30/95 .......          (0.54)         10.49        9.32           1,754        1.30(i)        4.90          155
  Class C
  Year ended 9/30/99 .......         $(0.53)        $10.65       (1.87)%      $ 29,365        1.42%(i)       4.05%         303%
  Year ended 9/30/98 .......          (0.72)         11.38        8.40          18,050        1.42(i)        4.18           69
  Year ended 9/30/97 .......          (0.74)         11.19       10.52           7,815        1.42(i)        4.75          134
  Year ended 9/30/96 .......          (0.62)         10.84        9.52           4,514        1.31(i)        4.88          246
  Year ended 9/30/95 .......          (0.54)         10.49        9.32           2,556        1.30(i)        4.85          155

Michigan Portfolio
  Class A
  Year ended 9/30/99 .......         $(0.57)        $10.06        0.03%       $ 11,760        0.96%(j)       4.48%         213%
  Year ended 9/30/98 .......          (0.82)         10.62        9.08           8,640        0.96(j)        4.57          134
  Year ended 9/30/97 .......          (0.68)         10.52       11.05           5,836        0.96(j)        5.24          161
  Year ended 9/30/96 .......          (0.72)         10.12        7.54           6,123        0.96(j)        5.21          242
  Year ended 9/30/95 .......          (0.55)         10.10       14.40           5,158        1.36(j)        5.27          151
--------------------------------------------------------------------------------------------------------------------------------




                                     38 & 39


                                               Income from Investment Operations          Less Dividends and Distributions
                                         -------------------------------------------  -----------------------------------------
                                                           Net Gains
                              Net Asset       Net         or Losses on                Dividends   Distributions
                                Value,     Investment      Securities     Total from   from Net    in Excess of   Distributions
                              Beginning      Income      (both realized   Investment  Investment  Net Investment      from
Fiscal Year or Period         of Period      (Loss)+     and unrealized)  Operations    Income       Income       Capital Gains
---------------------         ---------  --------------  ---------------  ----------  ----------  --------------  -------------
Michigan Portfolio (continued)
  Class B
  Year ended 9/30/99 .......   $10.61       $0.39(a)        $(0.45)        $(0.06)     $(0.39)       $(0.04)         $(0.07)
  Year ended 9/30/98 .......    10.52        0.40(a)          0.44           0.84       (0.40)        (0.06)          (0.29)
  Year ended 9/30/97 .......    10.12        0.46(a)          0.55           1.01       (0.46)        (0.02)          (0.13)
  Year ended 9/30/96 .......    10.10        0.45(a)          0.22           0.67       (0.45)        (0.03)          (0.17)
  Year ended 9/30/95 .......     9.35        0.45             0.78           1.23       (0.45)        (0.03)           0.00
  Class C
  Year ended 9/30/99 .......   $10.61       $0.40(a)        $(0.46)        $(0.06)     $(0.40)       $(0.03)         $(0.07)
  Year ended 9/30/98 .......    10.52        0.41(a)          0.43           0.84       (0.41)        (0.05)          (0.29)
  Year ended 9/30/97 .......    10.12        0.46(a)          0.55           1.01       (0.46)        (0.02)          (0.13)
  Year ended 9/30/96 .......    10.10        0.45(a)          0.22           0.67       (0.45)        (0.03)          (0.17)
  Year ended 9/30/95 .......     9.35        0.45             0.78           1.23       (0.45)        (0.03)           0.00

Minnesota Portfolio
  Class A
  Year ended 9/30/99 .......   $10.22       $0.49(a)        $(0.53)        $(0.04)     $(0.49)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......     9.97        0.50(a)          0.27           0.77       (0.50)        (0.02)           0.00
  Year ended 9/30/97 .......     9.58        0.53(a)          0.39           0.92       (0.53)         0.00            0.00
  Year ended 9/30/96 .......     9.49        0.53(a)          0.11           0.64       (0.53)        (0.02)           0.00
  Year ended 9/30/95 .......     9.19        0.53             0.32           0.85       (0.53)        (0.02)           0.00
  Class B
  Year ended 9/30/99 .......   $10.22       $0.42(a)        $(0.53)        $(0.11)     $(0.42)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......     9.97        0.42(a)          0.28           0.70       (0.42)        (0.03)           0.00
  Year ended 9/30/97 .......     9.58        0.46(a)          0.39           0.85       (0.46)         0.00            0.00
  Year ended 9/30/96 .......     9.49        0.46(a)          0.11           0.57       (0.46)        (0.02)           0.00
  Year ended 9/30/95 .......     9.18        0.46             0.33           0.79       (0.46)        (0.02)           0.00
  Class C
  Year ended 9/30/99 .......   $10.22       $0.42(a)        $(0.53)        $(0.11)     $(0.42)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......     9.97        0.43(a)          0.27           0.70       (0.43)        (0.02)           0.00
  Year ended 9/30/97 .......     9.58        0.46(a)          0.39           0.85       (0.46)         0.00            0.00
  Year ended 9/30/96 .......     9.50        0.46(a)          0.10           0.56       (0.46)        (0.02)           0.00
  Year ended 9/30/95 .......     9.19        0.46             0.33           0.79       (0.46)        (0.02)           0.00

New Jersey Portfolio
  Class A
  Year ended 9/30/99 .......   $10.46       $0.49(a)        $(0.51)        $(0.02)     $(0.49)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......    10.15        0.51(a)          0.32           0.83       (0.51)        (0.01)           0.00
  Year ended 9/30/97 .......     9.72        0.51(a)          0.44           0.95       (0.51)        (0.01)           0.00
  Year ended 9/30/96 .......     9.65        0.51(a)          0.11           0.62       (0.51)        (0.04)           0.00
  Year ended 9/30/95 .......     9.07        0.54             0.59           1.13       (0.54)        (0.01)           0.00
  Class B
  Year ended 9/30/99 .......   $10.46       $0.42(a)        $(0.51)        $(0.09)     $(0.42)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......    10.16        0.43(a)          0.32           0.75       (0.43)        (0.02)           0.00
  Year ended 9/30/97 .......     9.72        0.44(a)          0.45           0.89       (0.44)        (0.01)           0.00
  Year ended 9/30/96 .......     9.66        0.44(a)          0.10           0.54       (0.45)        (0.03)           0.00
  Year ended 9/30/95 .......     9.07        0.47             0.60           1.07       (0.47)        (0.01)           0.00
  Class C
  Year ended 9/30/99 .......   $10.46       $0.43(a)        $(0.52)        $(0.09)     $(0.43)       $(0.01)         $ 0.00
  Year ended 9/30/98 .......    10.16        0.43(a)          0.32           0.75       (0.43)        (0.02)           0.00
  Year ended 9/30/97 .......     9.72        0.44(a)          0.45           0.89       (0.44)        (0.01)           0.00
  Year ended 9/30/96 .......     9.66        0.44(a)          0.10           0.54       (0.45)        (0.03)           0.00
  Year ended 9/30/95 .......     9.07        0.47             0.60           1.07       (0.47)        (0.01)           0.00

New York Portfolio
  Class A
  Year ended 10/31/99 ......   $10.29       $0.51(a)        $(0.83)        $(0.32)     $(0.51)       $(0.01)         $ 0.00
  Year ended 10/31/98 ......    10.10        0.51(a)          0.21           0.72       (0.51)        (0.02)           0.00
  Year ended 10/31/97 ......     9.66        0.53(a)          0.46           0.99       (0.54)        (0.01)           0.00
  Year ended 10/31/96 ......     9.62        0.55             0.04           0.59       (0.55)         0.00            0.00
  Year ended 10/31/95 ......     8.72        0.55             0.90           1.45       (0.55)         0.00            0.00
  Class B
  Year ended 10/31/99 ......   $10.29       $0.44(a)        $(0.83)        $(0.39)     $(0.44)       $(0.01)         $ 0.00
  Year ended 10/31/98 ......    10.10        0.44(a)          0.21           0.65       (0.44)        (0.02)           0.00
  Year ended 10/31/97 ......     9.66        0.46(a)          0.46           0.92       (0.47)        (0.01)           0.00
  Year ended 10/31/96 ......     9.62        0.48             0.04           0.52       (0.48)         0.00            0.00
  Year ended 10/31/95 ......     8.72        0.48             0.90           1.38       (0.48)         0.00            0.00
  Class C
  Year ended 10/31/99 ......   $10.29       $0.44(a)        $(0.83)        $(0.39)     $(0.44)       $(0.01)         $ 0.00
  Year ended 10/31/98 ......    10.10        0.44(a)          0.21           0.65       (0.44)        (0.02)           0.00
  Year ended 10/31/97 ......     9.66        0.46(a)          0.46           0.92       (0.47)        (0.01)           0.00
  Year ended 10/31/96 ......     9.62        0.48             0.04           0.52       (0.48)         0.00            0.00
  Year ended 10/31/95 ......     8.72        0.48             0.90           1.38       (0.48)         0.00            0.00

Please refer to the footnotes on page 44.




                                Less Distributions                                          Ratios/Supplemental Data
                                ------------------                         ---------------------------------------------------------

                                      Total        Net Asset                                 Ratio of    Ratio of Net
                                    Dividends       Value,                   Net Assets,     Expenses   Income/Loss to
                                       and          End of      Total       End of Period   to Average     Average       Portfolio
Fiscal Year or Period             Distributions     Period     Return(b)   (000's omitted)  Net Assets    Net Assets   Turnover Rate
---------------------             -------------    ---------  -----------  ---------------  ----------  -------------- -------------
Michigan Portfolio (continued)
  Class B
  Year ended 9/30/99 .......         $(0.50)        $10.05       (0.64)%      $ 13,844        1.66%(j)       3.79%         213%
  Year ended 9/30/98 .......          (0.75)         10.61        8.26           9,411        1.66(j)        3.87          134
  Year ended 9/30/97 .......          (0.61)         10.52       10.30           5,300        1.66(j)        4.53          161
  Year ended 9/30/96 .......          (0.65)         10.12        6.80           3,553        1.66(j)        4.51          242
  Year ended 9/30/95 .......          (0.48)         10.10       13.58           2,424        2.06(j)        4.57          151
  Class C
  Year ended 9/30/99 .......         $(0.50)        $10.50       (0.64)%      $ 10,747        1.66%(j)       3.78%         213%
  Year ended 9/30/98 .......          (0.75)         10.61        8.26           8,983        1.66(j)        3.88          134
  Year ended 9/30/97 .......          (0.61)         10.52       10.30           5,089        1.66(j)        4.55          161
  Year ended 9/30/96 .......          (0.65)         10.12        6.80           3,940        1.66(j)        4.50          242
  Year ended 9/30/95 .......          (0.48)         10.10       13.58           2,886        2.06(j)        4.69          151

Minnesota Portfolio
  Class A
  Year ended 9/30/99 .......         $(0.51)        $ 9.67       (0.48)%      $ 10,601        0.75%(k)       4.90%         259%
  Year ended 9/30/98 .......          (0.52)         10.22        7.94           6,261        0.75(k)        4.92           30
  Year ended 9/30/97 .......          (0.53)          9.97        9.93           4,120        0.75(k)        5.44          131
  Year ended 9/30/96 .......          (0.55)          9.58        6.95           3,165        0.72(k)        5.54          195
  Year ended 9/30/95 .......          (0.55)          9.49        9.63           2,414        0.71(k)        5.71          117
  Class B
  Year ended 9/30/99 .......         $(0.44)        $ 9.67       (1.19)%      $ 14,111        1.46%(k)       4.16%         259%
  Year ended 9/30/98 .......          (0.45)         10.22        7.17          13,867        1.46(k)        4.19           30
  Year ended 9/30/97 .......          (0.46)          9.97        9.13           8,517        1.46(k)        4.75          131
  Year ended 9/30/96 .......          (0.48)          9.58        6.15           8,291        1.42(k)        4.82          195
  Year ended 9/30/95 .......          (0.48)          9.49        8.90           7,299        1.42(k)        4.97          117
  Class C
  Year ended 9/30/99 .......         $(0.44)        $ 9.67       (1.19)%      $  9,081        1.45%(k)       4.17%         259%
  Year ended 9/30/98 .......          (0.45)         10.22        7.18           7,716        1.45(k)        4.23           30
  Year ended 9/30/97 .......          (0.46)          9.97        9.13           7,358        1.45(k)        4.76          131
  Year ended 9/30/96 .......          (0.48)          9.58        6.03           6,553        1.41(k)        4.82          195
  Year ended 9/30/95 .......          (0.48)          9.50        8.89           7,305        1.41(k)        5.05          117

New Jersey Portfolio
  Class A
  Year ended 9/30/99 .......         $(0.51)        $ 9.93       (0.29)%      $ 33,109        0.82%(l)       4.82%         131%
  Year ended 9/30/98 .......          (0.52)         10.46        8.36          22,333        0.82(l)        4.93           35
  Year ended 9/30/97 .......          (0.52)         10.15       10.01          16,309        0.82(l)        5.16           61
  Year ended 9/30/96 .......          (0.55)          9.72        6.57          15,520        0.82(l)        5.26          132
  Year ended 9/30/95 .......          (0.55)          9.65       12.91          11,612        0.82(l)        5.73           86
  Class B
  Year ended 9/30/99 .......         $(0.44)        $ 9.93       (0.99)%      $ 64,929        1.53%(l)       4.10%         131%
  Year ended 9/30/98 .......          (0.45)         10.46        7.50          48,027        1.53(l)        4.23           35
  Year ended 9/30/97 .......          (0.45)         10.16        9.32          38,308        1.53(l)        4.45           61
  Year ended 9/30/96 .......          (0.48)          9.72        5.66          39,099        1.53(l)        4.56          132
  Year ended 9/30/95 .......          (0.48)          9.66       12.15          34,695        1.53(l)        5.03           86
  Class C
  Year ended 9/30/99 .......         $(0.44)        $ 9.93       (0.99)%      $ 32,578        1.52%(l)       4.12%         131%
  Year ended 9/30/98 .......          (0.45)         10.46        7.50          26,018        1.52(l)        4.23           35
  Year ended 9/30/97 .......          (0.45)         10.16        9.32          21,404        1.52(l)        4.47           61
  Year ended 9/30/96 .......          (0.48)          9.72        5.66          22,579        1.52(l)        4.56          132
  Year ended 9/30/95 .......          (0.48)          9.66       12.14          21,255        1.52(l)        5.09           86

New York Portfolio
  Class A
  Year ended 10/31/99 ......         $(0.52)        $ 9.45       (3.27)%      $234,835        0.61%(m)       5.12%         134%
  Year ended 10/31/98 ......          (0.53)         10.29        7.31         207,031        0.61(m)        5.04           18
  Year ended 10/31/97 ......          (0.55)         10.10       10.52         181,745        0.65(m)        5.45           34
  Year ended 10/31/96 ......          (0.55)          9.66        6.30         179,452        0.64(m)        5.66           64
  Year ended 10/31/95 ......          (0.55)          9.62       17.10         183,987        0.75(m)        5.93           69
  Class B
  Year ended 10/31/99 ......         $(0.45)        $ 9.45       (3.96)%      $111,283        1.32%(m)       4.38%         134%
  Year ended 10/31/98 ......          (0.46)         10.29        6.57         114,739        1.32(m)        4.34           18
  Year ended 10/31/97 ......          (0.48)         10.10        9.72          96,119        1.35(m)        4.75           34
  Year ended 10/31/96 ......          (0.48)          9.66        5.52          96,959        1.35(m)        4.95           64
  Year ended 10/31/95 ......          (0.48)          9.62       16.19          94,400        1.45(m)        5.21           69
  Class C
  Year ended 10/31/99 ......         $(0.45)        $ 9.45       (3.96)%      $ 48,205        1.31%(m)       4.41%         134%
  Year ended 10/31/98 ......          (0.46)         10.29        6.57          44,736        1.31(m)        4.33           18
  Year ended 10/31/97 ......          (0.48)         10.10        9.72          38,890        1.35(m)        4.75           34
  Year ended 10/31/96 ......          (0.48)          9.66        5.52          34,562        1.34(m)        4.95           64
  Year ended 10/31/95 ......          (0.48)          9.62       16.19          32,259        1.44(m)        5.24           69
------------------------------------------------------------------------------------------------------------------------------------




                                     40 & 41


                                               Income from Investment Operations          Less Dividends and Distributions
                                         -------------------------------------------  -----------------------------------------
                                                           Net Gains
                              Net Asset                   or Losses on                Dividends   Distributions
                                Value,                     Securities     Total from   from Net    in Excess of   Distributions
                              Beginning  Net Investment  (both realized   Investment  Investment  Net Investment      from
Fiscal Year or Period         of Period  Income (Loss)+  and unrealized)  Operations    Income       Income       Capital Gains
---------------------         ---------  --------------  ---------------  ----------  ----------  --------------  -------------
Ohio Portfolio
  Class A
  Year ended 9/30/99 .......   $10.45       $0.49(a)       $(0.55)         $(0.06)     $(0.49)       $(0.04)         $ 0.00
  Year ended 9/30/98 .......    10.16        0.52(a)         0.30            0.82       (0.52)        (0.01)           0.00
  Year ended 9/30/97 .......     9.61        0.54(a)         0.54            1.08       (0.53)         0.00            0.00
  Year ended 9/30/96 .......     9.53        0.52(a)         0.11            0.63       (0.53)        (0.02)           0.00
  Year ended 9/30/95 .......     9.06        0.54            0.48            1.02       (0.54)        (0.01)           0.00
  Class B
  Year ended 9/30/99 .......   $10.45       $0.43(a)       $(0.57)         $(0.14)     $(0.43)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......    10.16        0.45(a)         0.30            0.75       (0.45)        (0.01)           0.00
  Year ended 9/30/97 .......     9.61        0.48(a)         0.53            1.01       (0.46)         0.00            0.00
  Year ended 9/30/96 .......     9.54        0.46(a)         0.09            0.55       (0.46)        (0.02)           0.00
  Year ended 9/30/95 .......     9.06        0.47            0.49            0.96       (0.47)        (0.01)           0.00
  Class C
  Year ended 9/30/99 .......   $10.45       $0.43(a)       $(0.57)         $(0.14)     $(0.43)       $(0.02)         $ 0.00
  Year ended 9/30/98 .......    10.16        0.45(a)         0.30            0.75       (0.45)        (0.01)           0.00
  Year ended 9/30/97 .......     9.61        0.47(a)         0.54            1.01       (0.46)         0.00            0.00
  Year ended 9/30/96 .......     9.54        0.46(a)         0.09            0.55       (0.46)        (0.02)           0.00
  Year ended 9/30/95 .......     9.06        0.47            0.49            0.96       (0.47)        (0.01)           0.00

Pennsylvania Portfolio
  Class A
  Year ended 9/30/99 .......   $10.66       $0.49(a)       $(0.73)         $(0.24)     $(0.49)       $(0.04)         $ 0.00
  Year ended 9/30/98 .......    10.33        0.53(a)         0.35            0.88       (0.53)        (0.02)           0.00
  Year ended 9/30/97 .......     9.85        0.55(a)         0.49            1.04       (0.55)        (0.01)           0.00
  Year ended 9/30/96 .......     9.64        0.49(a)         0.28            0.77       (0.53)        (0.03)           0.00
  Year ended 9/30/95 .......     9.18        0.54            0.48            1.02       (0.54)        (0.02)           0.00
  Class B
  Year ended 9/30/99 .......   $10.66       $0.41(a)       $(0.73)         $(0.32)     $(0.41)       $(0.04)         $ 0.00
  Year ended 9/30/98 .......    10.33        0.46(a)         0.34            0.80       (0.46)        (0.01)           0.00
  Year ended 9/30/97 .......     9.86        0.47(a)         0.49            0.96       (0.47)        (0.02)           0.00
  Year ended 9/30/96 .......     9.65        0.46(a)         0.24            0.70       (0.46)        (0.03)           0.00
  Year ended 9/30/95 .......     9.18        0.47            0.49            0.96       (0.47)        (0.02)           0.00
  Class C
  Year ended 9/30/99 .......   $10.66       $0.41(a)       $(0.73)         $(0.32)     $(0.41)       $(0.04)         $ 0.00
  Year ended 9/30/98 .......    10.33        0.46(a)         0.34            0.80       (0.46)        (0.01)           0.00
  Year ended 9/30/97 .......     9.86        0.47(a)         0.49            0.96       (0.47)        (0.02)           0.00
  Year ended 9/30/96 .......     9.65        0.46(a)         0.24            0.70       (0.46)        (0.03)           0.00
  Year ended 9/30/95 .......     9.18        0.47            0.49            0.96       (0.47)        (0.02)           0.00

Virginia Portfolio
  Class A
  Year ended 9/30/99 .......   $11.02       $0.49(a)        $(0.60)        $(0.11)     $(0.49)       $(0.07)         $(0.03)
  Year ended 9/30/98 .......    10.90        0.52(a)          0.49           1.01       (0.52)        (0.05)          (0.32)
  Year ended 9/30/97 .......    10.58        0.57(a)          0.57           1.14       (0.57)         0.00           (0.25)
  Year ended 9/30/96 .......    10.29        0.57(a)          0.37           0.94       (0.57)         0.00           (0.08)
  Year ended 9/30/95 .......     9.69        0.56             0.61           1.17       (0.56)        (0.01)           0.00
  Class B
  Year ended 9/30/99 .......   $11.01       $0.42(a)        $(0.60)        $(0.18)     $(0.42)       $(0.07)         $(0.03)
  Year ended 9/30/98 .......    10.90        0.44(a)          0.49           0.93       (0.44)        (0.06)          (0.32)
  Year ended 9/30/97 .......    10.57        0.50(a)          0.58           1.08       (0.50)         0.00           (0.25)
  Year ended 9/30/96 .......    10.29        0.50(a)          0.36           0.86       (0.50)         0.00           (0.08)
  Year ended 9/30/95 .......     9.69        0.49             0.61           1.10       (0.49)        (0.01)           0.00
  Class C
  Year ended 9/30/99 .......   $11.01       $0.42(a)        $(0.60)        $(0.18)     $(0.42)       $(0.07)         $(0.03)
  Year ended 9/30/98 .......    10.90        0.44(a)          0.49           0.93       (0.44)        (0.06)          (0.32)
  Year ended 9/30/97 .......    10.57        0.50(a)          0.58           1.08       (0.50)         0.00           (0.25)
  Year ended 9/30/96 .......    10.29        0.50(a)          0.36           0.86       (0.50)         0.00           (0.08)
  Year ended 9/30/95 .......     9.70        0.49             0.60           1.09       (0.49)        (0.01)           0.00

Please refer to the footnotes on page 44.




                              Less Distributions                                            Ratios/Supplemental Data
                              ------------------                         -----------------------------------------------------------

                                    Total        Net Asset                                   Ratio of    Ratio of Net
                                  Dividends       Value,                   Net Assets,       Expenses   Income/Loss to
                                     and          End of      Total       End of Period     to Average     Average       Portfolio
Fiscal Year or Period           Distributions     Period     Return(b)   (000's omitted)    Net Assets    Net Assets   Turnover Rate
---------------------           -------------    ---------  -----------  ---------------    ----------  -------------- -------------
Ohio Portfolio
  Class A
  Year ended 9/30/99 .......       $(0.53)        $ 9.86       (0.70)%       $27,229          0.75%(n)       4.88%         208%
  Year ended 9/30/98 .......        (0.53)         10.45        8.30          14,220          0.75(n)        5.05           16
  Year ended 9/30/97 .......        (0.53)         10.16       11.60           7,596          0.75(n)        5.49          104
  Year ended 9/30/96 .......        (0.55)          9.61        6.72           6,054          0.75(n)        5.47          182
  Year ended 9/30/95 .......        (0.55)          9.53       11.63           4,170          0.75(n)        5.74          108
  Class B
  Year ended 9/30/99 .......       $(0.45)        $ 9.86       (1.38)%       $49,055          1.46%(n)       4.17%         208%
  Year ended 9/30/98 .......        (0.46)         10.45        7.56          37,289          1.46(n)        4.34           16
  Year ended 9/30/97 .......        (0.46)         10.16       10.80          26,821          1.46(n)        4.81          104
  Year ended 9/30/96 .......        (0.48)          9.61        5.82          25,334          1.46(n)        4.77          182
  Year ended 9/30/95 .......        (0.48)          9.54       10.88          21,821          1.46(n)        5.08          108
  Class C
  Year ended 9/30/99 .......       $(0.45)        $ 9.86      (1.38)%        $24,126          1.45%(n)       4.18%         208%
  Year ended 9/30/98 .......        (0.46)         10.45        7.56          16,685          1.45(n)        4.36           16
  Year ended 9/30/97 .......        (0.46)         10.16       10.80          14,878          1.45(n)        4.81          104
  Year ended 9/30/96 .......        (0.48)          9.61        5.82          17,203          1.45(n)        4.78          182
  Year ended 9/30/95 .......        (0.48)          9.54       10.88          18,874          1.45(n)        5.14          108

Pennsylvania Portfolio
  Class A
  Year ended 9/30/99 .......       $(0.53)        $ 9.89       (2.43)%       $62,479          0.95%(o)       4.68%         249%
  Year ended 9/30/98 .......        (0.55)         10.66        8.72          35,632          0.95(o)        5.10           70
  Year ended 9/30/97 .......        (0.56)         10.33       10.85          24,948          0.95(o)        5.44           85
  Year ended 9/30/96 .......        (0.56)          9.85        8.17          21,104          1.00(o)        5.40          185
  Year ended 9/30/95 .......        (0.56)          9.64       11.53           8,721          1.00(o)        5.78          114
  Class B
  Year ended 9/30/99 .......       $(0.45)        $ 9.89       (3.10)%       $52,012          1.66%(o)       3.96%         249%
  Year ended 9/30/98 .......        (0.47)         10.66        7.98          39,465          1.66(o)        4.39           70
  Year ended 9/30/97 .......        (0.49)         10.33        9.95          30,078          1.66(o)        4.72           85
  Year ended 9/30/96 .......        (0.49)          9.86        7.38          30,440          1.71(o)        4.69          185
  Year ended 9/30/95 .......        (0.49)          9.65       10.78          28,559          1.71(o)        5.09          114
  Class C
  Year ended 9/30/99 .......       $(0.45)        $ 9.89       (3.10)%       $27,916          1.65%(o)       3.98%         249%
  Year ended 9/30/98 .......        (0.47)         10.66        7.98          17,531          1.65(o)        4.41           70
  Year ended 9/30/97 .......        (0.49)         10.33        9.95          15,486          1.65(o)        4.73           85
  Year ended 9/30/96 .......        (0.49)          9.86        7.37          13,996          1.70(o)        4.69          185
  Year ended 9/30/95 .......        (0.49)          9.65       10.78          15,052          1.70(o)        5.09          114

Virginia Portfolio
  Class A
  Year ended 9/30/99 .......       $(0.59)        $10.32       (1.10)%       $28,148          0.67%(p)       4.67%         311%
  Year ended 9/30/98 .......        (0.89)         11.02        9.65          10,315          0.67(p)        4.84           62
  Year ended 9/30/97 .......        (0.82)         10.90       11.32           3,530          0.67(p)        5.39          258
  Year ended 9/30/96 .......        (0.65)         10.58        9.39           2,455          0.67(p)        5.39          298
  Year ended 9/30/95 .......        (0.57)         10.29       12.46           1,855          0.67(p)        5.59          128
  Class B
  Year ended 9/30/99 .......       $(0.52)        $10.31       (1.73)%       $42,007          1.37%(p)       3.97%         311%
  Year ended 9/30/98 .......        (0.82)         11.01        8.85          15,973          1.37(p)        4.14           62
  Year ended 9/30/97 .......        (0.75)         10.90       10.70           5,020          1.37(p)        4.68          258
  Year ended 9/30/96 .......        (0.58)         10.57        8.57           3,345          1.37(p)        4.70          298
  Year ended 9/30/95 .......        (0.50)         10.29       11.67           1,193          1.37(p)        4.80          128
  Class C
  Year ended 9/30/99 .......       $(0.52)        $10.31       (1.73)%       $12,962          1.37%(p)       3.97%         311%
  Year ended 9/30/98 .......        (0.82)         11.01        8.85           4,597          1.37(p)        4.11           62
  Year ended 9/30/97 .......        (0.75)         10.90       10.70           1,207          1.37(p)        4.66          258
  Year ended 9/30/96 .......        (0.58)         10.57        8.58             642          1.37(p)        4.73          298
  Year ended 9/30/95 .......        (0.50)         10.29       11.56             122          1.37(p)        4.81          128
------------------------------------------------------------------------------------------------------------------------------------





                                     42 & 43

+ Net of expenses assumed and/or waived by Alliance, except in the case of the Insured California Portfolio for the fiscal years ended October 31, 1996, 1997 and 1998.
(a)   Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent defered sales charges are not reflected in the calculation of total investment returns.
(c) If the National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.12%, 1.08%, 1.11%, 1.10% and 1.09% for Class A shares, 1.74%,
      1.79%, 1.79%, 1.81% and 1.80% for Class B shares and 1.79%, 1.82%, 1.81%,
      1.80% and 1.78% for Class C shares.
(d) If the Insured National Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.10%, 1.12%, 1.15%, 1.12% and 1.12% for Class A shares, 1.79%, 1.87%, 1.86%, 1.83% and 1.83% for Class B shares and 1.80%, 1.83%,
      1.84%, 1.82% and 1.82% for Class C shares.
(e) If the Arizona Portfolio had borne all expenses, the respective expense ratios would have been 1.39%, 1.55%, 2.71%, 3.69% and 4.88% for Class A shares, 2.16%, 2.30%, 3.40%, 4.40% and 5.58% for Class B shares and
      2.17%, 2.34%, 3.39%, 4.41% and 5.58% for Class C shares.
(f) If the California Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.04%, 1.04%, 1.05%, 1.05% and 1.04% for Class A shares, 1.72%,
      1.75%, 1.76%, 1.75% and 1.75% for Class B shares and 1.74%, 1.76%, 1.74%,
      1.75% and 1.74% for Class C shares.
(g) If the Insured California Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.05%, 1.05%, 1.11%, 1.08% and 1.09% for Class A shares, 1.76%, 1.76%, 1.81%, 1.79% and 1.80% for Class B shares and 1.75%, 1.75%,
      1.81%, 1.78% and 1.79% for Class C shares.
(h) If the Florida Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.18%, 1.27%, 1.35%, 1.33% and 1.33% for Class A shares, 1.91%,
      1.97%, 2.05%, 2.03% and 2.03% for Class B shares and 1.91%, 1.99%, 2.03%,
      2.02% and 2.03% for Class C shares.
(i) If the Massachusetts Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal periods) would have been 1.24%, 1.51%, 2.40%, 3.15% and 6.44% for Class A shares, 1.97%, 2.22%, 3.07%, 3.85% and 7.14% for Class B shares and 1.96%, 2.21%,
      3.09%, 3.84% and 7.14% for Class C shares.
(j) If the Michigan Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.62%, 1.89%, 2.46%, 2.77% and 3.43% for Class A shares, 2.44%,
      2.61%, 3.23%, 3.48% and 4.12% for Class B shares and 2.43%, 2.59%, 3.20%,
      3.48% and 4.13% for Class C shares.
(k) If the Minnesota Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.63%, 1.80%, 2.22%, 2.19% and 2.30% for Class A shares, 2.43%,
      2.52%, 2.91%, 2.89% and 3.02% for Class B shares and 2.44%, 2.48%, 2.89%,
      2.88% and 3.00% for Class C shares.
(l) If the New Jersey Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.25%, 1.29%, 1.34%, 1.35% and 1.35% for Class A shares, 1.99%,
      2.00%, 2.04%, 2.05% and 2.06% for Class B shares and 1.98%, 1.99%, 2.03%,
      2.04% and 2.06% for Class C shares.
(m) If the New York Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.11%, 1.08%, 1.12%, 1.11% and 1.12% for Class A shares, 1.76%,
      1.80%, 1.84%, 1.82% and 1.83% for Class B shares and 1.77%, 1.82%, 1.82%,
      1.81% and 1.82% for Class C shares.
(n) If the Ohio Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.30%, 1.35%, 1.52%, 1.48% and 1.51% for Class A shares, 2.01%,
      2.05%, 2.22%, 2.18% and 2.21% for Class B shares and 2.01%, 2.04%, 2.20%,
      2.16% and 2.20% for Class C shares.
(o) If the Pennsylvania Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal period) would have been 1.24%, 1.29%, 1.40%, 1.45% and 1.47% for Class A shares, 1.98%, 2.00%, 2.09%, 2.15% and 2.17% for Class B shares and 1.98%, 1.99%,
      2.10%, 2.14% and 2.17% for Class C shares.
(p) If the Virginia Portfolio had borne all expenses, the respective expense ratios (beginning with those of the most recent fiscal periods) would have been 1.43%, 2.09%, 3.57%, 5.18% and 8.96% for Class A shares, 2.20%,
      2.84%, 4.29%, 5.88% and 9.66% for Class B shares and 2.19%, 2.85%, 4.25%,
      5.88% and 9.66% for Class C shares.

For more information about the Portfolios, the following documents are available upon request:


o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

o Statement of Additional Information (SAI)

Each Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolios by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:           c/o Alliance Fund Services, Inc.
                   P.O. Box 1520
                   Secaucus, NJ 07096


By phone:          For Information: (800) 221-5672
                   For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington DC 20549-0102

You also may find more information about Alliance and the Portfolios on the Internet at: www.Alliancecapital.com.


SEC File Nos.
811-04791
811-07618



                                       45




Alliance Municipal Bond
Funds Subscription
Application


     National Portfolio
     Insured National Portfolio
     California Portfolio
     Insured California Portfolio
     Arizona Portfolio
     Florida Portfolio
     Massachusetts Portfolio
     Michigan Portfolio
     Minnesota Portfolio
     New Jersey Portfolio
     New York Portfolio
     Ohio Portfolio
     Pennsylvania Portfolio
     Virginia Portfolio


To Open Your New Alliance Account...

Please complete the application and mail it to:

          Alliance Fund Services, Inc.
          P.O. Box 1520
          Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

          Alliance Fund Services, Inc.
          500 Plaza Drive
          Secaucus, New Jersey 07094

Section 1 Your Account Registration (Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      o     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      o     Transfer on Death:

            o     Ensure that your state participates

      o     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required) Complete in full.

      o     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled `Indicate three digit fund number located below'. (2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.

(If you are eligible for a reduced sales charge, you must also complete Section
4F). (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4E.

Section 4 Your Shareholder Options

(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization (Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672.

                       For Literature Call: (800) 227-4618

The Alliance Municiapl Bond Funds Subscription Application

--------------------------------------------------------------------------------
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
--------------------------------------------------------------------------------

|_| Individual Account [ |_| Male |_| Female ] - or - |_| Joint Account - or -

|_| Transfer On Death [ |_| Male |_| Female ] - or - Gift/Transfer to a Minor

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Owner or Custodian  (First Name)      (MI)  (Last Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
(First Name) Joint Owner*,            (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_| |_| |_| - |_| |_| - |_| |_| |_| |_|
Social Security Number of Owner or Minor
(required to open account)

If Uniform Gift/Transfer
to Minor Account:
|_| |_| Minor's State of Residence

If Joint Tenants Account: * The Account will be registered "Joint Tenants with right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other
                                                 -------------------------------

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trustee if applicable         (MI)  (Last Name)
(First Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity continued

|_| |_| |_| |_| |_| |_| |_| |_|      |_| |_| |_| |_| |_| |_| |_| |_| |_|
Trust Dated (MM, DD, YYYY)           Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

--------------------------------------------------------------------------------
2. Your Address
--------------------------------------------------------------------------------

|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

|_| |_| |_| |_| |_| |_| |_| |_|     |_| |_| |_| - |_| |_| |_| - |_| |_| |_| |_|
If Non-U.S., Specify Country        Daytime Phone Number

|_| U.S. Citizen  |_| Resident Alien  |_| Non-Resident Alien


MUNPR0200                                        Alliance Capital [LOGO](R)

--------------------------------------------------------------------------------
3. Your Initial Investment
--------------------------------------------------------------------------------

I hereby subscribe for shares of the following Alliance Bond Fund(s) and elect distribution options as indicated.

---------------------------------------
Broker/Dealer Use Only:  Wire Confirm #

   |_| |_| |_| |_| |_| |_| |_| |_|
---------------------------------------

Dividend and Capital Gain Distribution Options:

R     Reinvest distributions into my fund account.

C Send my distributions in cash to the address I have provided in Section 2. (Complete Section 4D for direct deposit to your bank account. Complete
      Section 4E for payment to a third party).

D Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund.

-----------  -------------   ----------------------  ---------------------------
  Make all                                               Distribution Options
  checks*    Indicate three                                  *Check One
payable to:    digit Fund    Indicate Dollar Amount  ---------------------------
  Alliance       number                               Dividends    Capital Gains
   Funds     located below                            R   C   D     R   C   D
-----------  -------------   ----------------------  -----------   -------------
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|


----------------------
  Total Investment       $ |__________________|
----------------------

*     Cash and money orders are not accepted

--------------------------------------------------------------------------------
Alliance Municipal Bond Fund Names and Numbers
--------------------------------------------------------------------------------


                              -------------     --------------     ------------
                                                  Contingent
                              Initial Sales     Deferred Sales     Asset-Based
                                 Charge             Charge         Sales Charge
                                   A                   B                C
                              -------------     --------------     ------------
National Portfolio                 84                 284              384
--------------------------------------------------------------------------------
Insured National Portfolio         86                 286              386
--------------------------------------------------------------------------------
California Portfolio               85                 285              385
--------------------------------------------------------------------------------
Insured California Portfolio       91                 291              391
--------------------------------------------------------------------------------
Arizona Portfolio                 114                 214              314
--------------------------------------------------------------------------------
Florida Portfolio                  65                 265              365
--------------------------------------------------------------------------------
Massachusetts Portfolio           115                 215              315
--------------------------------------------------------------------------------
Michigan Portfolio                117                 217              317
--------------------------------------------------------------------------------
Minnesota Portfolio                61                 261              361
--------------------------------------------------------------------------------
New Jersey Portfolio               69                 269              369
--------------------------------------------------------------------------------
New York Portfolio                 83                 283              383
--------------------------------------------------------------------------------
Ohio Portfolio                     80                 280              380
--------------------------------------------------------------------------------
Pennsylvania Portfolio             67                 267              367
--------------------------------------------------------------------------------
Virginia Portfolio                121                 221              321




MUNPR0200

--------------------------------------------------------------------------------
4. Your Shareholder Options
--------------------------------------------------------------------------------

A. Automatic Investment Plans (AIP)

|_| Withdraw From My Bank Account Via EFT* I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

               |_| |_| , |_| |_| |_|.00    |_| |_|
               Amount ($25 minimum)        Day of Exchange**

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      ** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B. Purchases and Redemptions Via EFT

      You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

      Instructions:     o     Review the information in the Prospectus about
                              telephone transaction services.

                        o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

--------------------------------------------------------------------------------
      For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
--------------------------------------------------------------------------------



MUNPR0200

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

C.    Systematic Withdrawal Plans (SWP)

      In order to establish a SWP, you must reinvest all dividends and capital gains.

      |_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      Please send my SWP proceeds to:

      |_|   My Address of Record (via check)

      |_| The Payee and address specified in section 4E (via check) (Medallion Signature Guarantee required)

      |_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

D. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)

      |_|   Automatic Investments (Section 4A)

      |_|   Telephone Transactions (Section 4B)

      |_|   Withdrawals (Section 4C)

--------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

* The above services cannot be established without a pre-printed voided check.

      For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in
      Section 5.

|_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank's ABA Routing Number

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank Account Number

|_| Checking Account  |_| Savings Account


MUNPR0200

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

    |_| Distributions (section 3)   |_| Systematic Withdrawals (section 4C)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name (First Name)                     (MI)  (Last Name)


|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

F. Reduced Charges (Class A only) If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge. Please complete the Right to Accumulation section or the Statement of Intent section.

        |_|  A.  Right of Accumulation

             Please link the tax identification numbers or account numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

             ________________________   ________________________

             ________________________   ________________________
             Tax ID or Account Number   Tax ID or Account Number

             ________________________

             ________________________
             Tax ID or Account Number

        |_|  B.  Statement of Intent

             I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

             |_|  $100,000   |_|  $250,000   |_|  $500,000   |_|  $1,000,000

             If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

--------------------------------------------------------------------------------
Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

____________________________________    ______________________________________
Dealer/Agent Firm                       Authorized Signature

___________________________      |_|    ______________________________________
Representative First Name        MI     Last Name

____________________________________    ______________________________________
Dealer/Agent Firm Number                Representative Number

____________________________________    ______________________________________
Branch Number                           Branch Telephone Number

______________________________________________________________________________
Branch Office Address

____________________________________    |_| |_|   ____________________________
City                                    State     Zip Code


MUNPR0200

--------------------------------------------------------------------------------
5. Shareholder Authorization -- This section MUST be completed
--------------------------------------------------------------------------------

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


-----------------------------------------------------------      -------------
Signature                                                        Date


-----------------------------------------------------------      -------------
Signature                                                        Date


--------------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer


MUNPR0200                                  Alliance Capital [LOGO](R)

--------------------------------------------------------------------------------
Signature Card
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Medallion Signature Guarantee (see reverse)

Dealer/Bank Name:_______________________________________________________________

                                                                ----------------
FUND ACCT. NO.:*______________________________________________    *Information
                                                                  Necessary to
FUND NAME:*___________________________________________________  Complete Request
                                                                ----------------
ACCOUNT NAME(S) AS REGISTERED:

________________________________________________________________________________

________________________________________________________________________________

SHAREHOLDER ADDRESS:

________________________________________________________________________________

________________________________________________________________________________

SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER:*

________________________________________________________________________________

AUTHORIZED SIGNATURES:

1. _____________________________________________________________________________

2. _____________________________________________________________________________

3. _____________________________________________________________________________

Joint Accounts check one:     |_| Either owner is authorized to sign Redemption
                                  Checks
                              |_| All owners are required to sign Redemption
                              Checks (If no box is checked, only one signature will be required.)

Checkbooks are not transferable to other accounts. If you change account numbers, change funds or change of ownership you must reapply for check-writing.

STATE STREET BANK AND TRUST COMPANY       Subject to conditions on reverse side.

--------------------------------------------------------------------------------
Signature Card
--------------------------------------------------------------------------------

The payment of funds is authorized by the signature(s) appearing on the reverse side. Each signatory guarantees the genuineness of the other signatures.

State Street Bank and Trust Company (the "Bank") is hereby appointed agent by the person(s) signing this card (the "Depositor(s)") and, as agent, is authorized and directed, upon presentment of checks to the Bank.

      (1) if pertaining to an Alliance deposit account (the "Account") - to direct Alliance, which as the Depositor's agent and nominee maintains such Account on the Depositors behalf at one or more depository institutions, to withdraw funds from the Account in the amounts of such checks for deposit in this checking account. Alliance hereby appointed the Depositor's agent and, where appropriate, messenger for the purpose of effecting such withdrawals.

      (2) if pertaining to an Alliance Mutual Fund (the "Fund") - to transmit such checks to the Fund or its transfer agent as requests to redeem shares registered in the name of the Depositor(s) in the amounts of such checks for deposit in this checking account.

This checking arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus or Information Statement for each Alliance mutual fund or deposit account as to which the Depositor has arranged to redeem shares or withdraw funds by check-writing. The Bank is further authorized to effect withdrawals or redemptions to defray the Bank's charges relating to this checking arrangement. The Depositor(s) agrees that he shall be subject to the rules and regulations of the Bank pertaining to this checking arrangement as amended from time to time, that the Bank has the right not to honor checks which do not meet the Banks normal standards for checks presented to it, that the Bank and Alliance have the right to change, modify or terminate this check-writing service at any time; and that the Bank shall be liable only for its own negligence.

Medallion Signature Guarantee - Signatures must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17 Ad-15 of the Securities Exchange Act of 1934. This would include such institutions such as banks and brokerage firms.

Send this card with any necessary authorizing documentation to:

Alliance  Fund  Services
Attn: Checkwriting Department
P.O. Box 1520
Secaucus, NJ 07096-1520